Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2024
SSP-NPRT1-0924
1.883104.112
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	133,553	5,376,844
AST SpaceMobile, Inc. Class A, (a)(b)	1,238,403	25,610,174
ATN International, Inc.	110,565	3,280,464
Bandwidth, Inc. Class A, (a)(b)	259,952	5,932,105
Cogent Communications Group, Inc. (b)	461,878	32,603,968
Consolidated Communications Holdings, Inc. (a)	767,316	3,529,654
Globalstar, Inc. (a)(b)	7,636,284	9,239,904
IDT Corp. Class B	161,793	6,185,346
Liberty Latin America Ltd.:
Class A (a)	115,366	1,209,036
Class C (a)(b)	1,629,023	17,267,644
Lumen Technologies, Inc. (a)(b)	10,575,790	33,313,739
Shenandoah Telecommunications Co.	508,859	10,833,608
		154,382,486
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	2,915,652	15,482,112
Atlanta Braves Holdings, Inc.:
Class A (b)	104,788	4,811,865
Class C,	527,622	22,914,623
Cinemark Holdings, Inc. (a)(b)	1,154,603	27,225,539
Eventbrite, Inc. (a)	866,603	4,237,689
Golden Matrix Group, Inc. (a)(b)	206,954	461,507
IMAX Corp. (a)	448,455	9,462,401
Lions Gate Entertainment Corp.:
Class A (a)(b)	928,243	8,511,988
Class B (a)	949,586	7,824,589
LiveOne, Inc. (a)	715,140	1,215,738
Loop Media, Inc. (a)(b)	96,880	12,604
Madison Square Garden Entertainment Corp. Class A (a)(b)	411,984	16,269,248
Marcus Corp.	247,168	3,111,845
Playstudios, Inc. Class A (a)	890,878	1,933,205
Reservoir Media, Inc. (a)(b)	198,739	1,581,962
Sphere Entertainment Co. (a)(b)	278,491	12,387,280
Vivid Seats, Inc. Class A (a)(b)	825,461	4,028,250
		141,472,445
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	1,001,008	9,349,415
CarGurus, Inc. Class A (a)	927,367	23,017,249
Cars.com, Inc. (a)	692,769	14,284,897
EverQuote, Inc. Class A (a)(b)	264,602	6,903,466
fuboTV, Inc. (a)(b)	3,072,154	4,485,345
Getty Images Holdings, Inc. (a)(b)	1,058,146	4,031,536
Grindr, Inc. (a)(b)	256,987	2,988,759
MediaAlpha, Inc. Class A (a)	258,588	3,793,486
Nextdoor Holdings, Inc. Class A (a)	1,830,618	5,198,955
Outbrain, Inc. (a)	394,941	1,887,818
QuinStreet, Inc. (a)	553,257	10,345,906
Shutterstock, Inc. (b)	262,645	11,614,162
System1, Inc. (a)(b)	241,335	328,216
TrueCar, Inc. (a)	899,015	3,290,395
Vimeo, Inc. (a)	1,556,872	6,258,625
Yelp, Inc. (a)	687,985	25,063,294
Ziff Davis, Inc. (a)	475,749	22,778,862
ZipRecruiter, Inc. (a)	743,692	6,812,219
		162,432,605
Media - 0.8%
Advantage Solutions, Inc. Class A (a)(b)	1,125,519	4,513,331
AMC Networks, Inc. Class A (a)(b)	332,512	3,700,859
Boston Omaha Corp. (a)(b)	256,016	3,763,435
Cable One, Inc. (b)	59,054	24,411,743
Cardlytics, Inc. (a)(b)	421,250	3,492,163
Clear Channel Outdoor Holdings, Inc. (a)	3,646,405	6,053,032
E.W. Scripps Co. Class A (a)(b)	632,013	2,376,369
EchoStar Corp. Class A (a)	1,275,659	25,615,233
Emerald Holding, Inc. (a)(b)	164,118	930,549
Entravision Communication Corp. Class A	650,385	1,424,343
Gambling.com Group Ltd. (a)(b)	184,598	1,775,833
Gannett Co., Inc. (a)(b)	1,490,345	7,317,594
Gray Television, Inc.	893,513	5,745,289
Ibotta, Inc. (b)	79,943	5,375,367
iHeartMedia, Inc. (a)(b)	1,067,295	1,899,785
Innovid Corp. (a)(b)	1,120,622	2,375,719
Integral Ad Science Holding Corp. (a)	760,824	7,745,188
John Wiley & Sons, Inc. Class A	378,740	18,084,835
Magnite, Inc. (a)	1,321,861	19,219,859
National CineMedia, Inc. (a)(b)	745,415	4,502,307
PubMatic, Inc. Class A (a)	441,470	9,694,681
Scholastic Corp.	247,323	7,748,630
Sinclair, Inc. Class A (b)	335,596	5,161,466
Stagwell, Inc. (a)(b)	953,984	6,372,613
TechTarget, Inc. (a)	271,891	8,700,512
TEGNA, Inc.	1,845,300	29,395,629
Thryv Holdings, Inc. (a)(b)	331,109	6,450,003
Townsquare Media, Inc.	135,579	1,637,794
WideOpenWest, Inc. (a)	511,018	2,785,048
		228,269,209
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	673,803	6,118,131
Spok Holdings, Inc.	198,061	3,036,275
Telephone & Data Systems, Inc.	1,035,153	21,945,244
		31,099,650
TOTAL COMMUNICATION SERVICES		717,656,395
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 1.3%
Adient PLC (a)	949,356	24,455,411
American Axle & Manufacturing Holdings, Inc. (a)	1,198,157	8,902,307
Cooper-Standard Holding, Inc. (a)(b)	176,686	2,611,419
Dana, Inc.	1,360,920	17,297,293
Dorman Products, Inc. (a)	274,941	27,870,769
Fox Factory Holding Corp. (a)	442,480	23,624,007
Gentherm, Inc. (a)	329,494	18,181,479
Holley, Inc. (a)(b)	481,538	1,897,260
LCI Industries	260,082	30,348,969
Luminar Technologies, Inc. Class A (a)(b)	3,503,776	5,816,268
Modine Manufacturing Co. (a)	542,722	63,856,671
Patrick Industries, Inc.	226,629	29,022,110
Phinia, Inc. (b)	476,733	21,309,965
Solid Power, Inc. (a)(b)	1,636,756	3,077,101
Standard Motor Products, Inc.	224,434	7,345,725
Stoneridge, Inc. (a)	283,213	4,760,811
The Goodyear Tire & Rubber Co. (a)(b)	2,980,204	34,868,387
Visteon Corp. (a)	285,646	33,003,539
XPEL, Inc. (a)(b)	264,916	10,827,117
		369,076,608
Automobiles - 0.1%
Canoo, Inc. (a)(b)	622,901	1,252,031
LiveWire Group, Inc. (a)(b)	191,820	1,413,713
Winnebago Industries, Inc. (b)	301,591	18,855,469
Workhorse Group, Inc. (a)(b)	4,847	7,077
		21,528,290
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	267,139	1,223,497
Groupon, Inc. (a)(b)	240,547	3,204,086
Qurate Retail, Inc. Class B (a)	12,332	49,081
Savers Value Village, Inc. (a)(b)	242,714	2,473,256
		6,949,920
Distributors - 0.1%
A-Mark Precious Metals, Inc. (b)	183,735	7,062,773
GigaCloud Technology, Inc. Class A (a)(b)	246,895	7,266,120
Weyco Group, Inc.	63,746	2,218,998
		16,547,891
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)(b)	410,145	32,159,469
American Public Education, Inc. (a)	166,228	3,317,911
Carriage Services, Inc.	143,208	4,591,248
Chegg, Inc. (a)(b)	1,028,657	3,507,720
Coursera, Inc. (a)	1,441,257	13,403,690
European Wax Center, Inc. (a)(b)	354,586	3,329,563
Frontdoor, Inc. (a)	822,073	32,439,001
Graham Holdings Co.	34,495	26,728,451
Laureate Education, Inc.	1,406,545	21,801,448
Lincoln Educational Services Corp. (a)	275,883	3,892,709
Mister Car Wash, Inc. (a)(b)	982,444	7,466,574
Nerdy, Inc. Class A (a)(b)	751,143	1,299,477
OneSpaWorld Holdings Ltd.	1,057,610	17,016,945
Perdoceo Education Corp.	686,949	17,029,466
Strategic Education, Inc.	233,775	24,639,885
Stride, Inc. (a)(b)	447,469	33,998,695
Udemy, Inc. (a)	1,008,660	9,320,018
Universal Technical Institute, Inc. (a)	416,498	7,888,472
		263,830,742
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc. (a)	550,196	6,712,391
Bally's Corp. (a)(b)	249,579	4,300,246
Biglari Holdings, Inc. Class B (a)	7,431	1,491,773
BJ's Restaurants, Inc. (a)(b)	199,386	6,296,610
Bloomin' Brands, Inc.	826,368	17,229,773
Brinker International, Inc. (a)	462,185	30,878,580
Chuy's Holdings, Inc. (a)	179,957	6,674,605
Cracker Barrel Old Country Store, Inc. (b)	232,331	10,647,730
Dave & Buster's Entertainment, Inc. (a)(b)	344,110	12,941,977
Denny's Corp. (a)	520,029	3,827,413
Despegar.com Corp. (a)(b)	649,629	7,548,689
Dine Brands Global, Inc.	158,490	5,680,282
El Pollo Loco Holdings, Inc. (a)	280,466	3,382,420
Empire Resorts, Inc. (c)	17,230	0
Everi Holdings, Inc. (a)	828,132	10,658,059
First Watch Restaurant Group, Inc. (a)(b)	318,832	5,187,397
Full House Resorts, Inc. (a)(b)	343,334	1,932,970
Global Business Travel Group, Inc. (a)(b)	1,322,478	8,887,052
Golden Entertainment, Inc.	212,100	7,090,503
Hilton Grand Vacations, Inc. (a)	774,155	33,451,238
Inspired Entertainment, Inc. (a)(b)	228,660	2,110,532
International Game Technology PLC	1,193,591	28,013,581
Jack in the Box, Inc. (b)	204,857	12,176,700
Krispy Kreme, Inc. (b)	896,836	9,533,367
Kura Sushi U.S.A., Inc. Class A (a)(b)	62,546	3,595,770
Life Time Group Holdings, Inc. (a)(b)	618,759	12,851,624
Lindblad Expeditions Holdings (a)(b)	374,250	3,222,293
Monarch Casino & Resort, Inc.	139,748	10,939,473
Mondee Holdings, Inc. Class A (a)(b)	404,690	1,210,023
Nathan's Famous, Inc.	27,480	2,062,374
Papa John's International, Inc.	345,854	15,297,122
PlayAGS, Inc. (a)	411,984	4,717,217
Portillo's, Inc. Class A (a)(b)	563,822	5,841,196
Potbelly Corp. (a)	281,290	2,053,417
RCI Hospitality Holdings, Inc. (b)	91,040	4,504,659
Red Rock Resorts, Inc.	514,486	29,325,702
Rush Street Interactive, Inc. (a)	804,519	8,053,235
Sabre Corp. (a)	3,941,308	13,518,686
Shake Shack, Inc. Class A (a)	399,441	34,999,020
Six Flags Entertainment Corp.	444,552	21,174,012
Super Group SGHC Ltd.	1,569,247	6,010,216
Sweetgreen, Inc. Class A (a)	1,037,522	28,511,105
Target Hospitality Corp. (a)(b)	342,467	3,205,491
The Cheesecake Factory, Inc.	506,575	19,700,702
The ONE Group Hospitality, Inc. (a)(b)	215,244	1,091,287
United Parks & Resorts, Inc. (a)(b)	373,802	19,680,675
Vacasa, Inc. Class A (a)(b)	97,049	401,783
Xponential Fitness, Inc. (a)(b)	251,671	4,321,191
		492,942,161
Household Durables - 2.4%
Beazer Homes U.S.A., Inc. (a)	310,171	10,443,458
Cavco Industries, Inc. (a)	88,132	36,541,290
Century Communities, Inc.	297,537	31,155,099
Cricut, Inc. (b)	477,487	2,965,194
Dream Finders Homes, Inc. (a)(b)	294,157	9,280,653
Ethan Allen Interiors, Inc.	240,828	7,434,360
Flexsteel Industries, Inc.	48,569	1,843,194
GoPro, Inc. Class A (a)	1,278,383	1,943,142
Green Brick Partners, Inc. (a)	330,584	24,182,220
Hamilton Beach Brands Holding Co. Class A (b)	89,854	1,754,849
Helen of Troy Ltd. (a)	248,565	14,692,677
Hooker Furnishings Corp.	109,440	1,671,149
Hovnanian Enterprises, Inc. Class A (a)	52,344	10,986,482
Installed Building Products, Inc.	251,625	68,026,819
iRobot Corp. (a)(b)	296,498	3,495,711
KB Home	706,205	60,790,126
La-Z-Boy, Inc.	449,981	19,862,161
Landsea Homes Corp. Class A (a)	188,454	2,295,370
Legacy Housing Corp. (a)	116,717	3,324,100
LGI Homes, Inc. (a)(b)	218,803	25,177,661
Lifetime Brands, Inc.	129,354	1,117,619
Lovesac (a)	148,979	4,076,065
M/I Homes, Inc. (a)	283,292	47,261,604
Meritage Homes Corp.	376,843	76,450,139
Purple Innovation, Inc. Class A (a)	585,377	807,820
Skyline Champion Corp. (a)	563,431	45,925,261
Sonos, Inc. (a)	1,291,173	17,430,836
Taylor Morrison Home Corp. (a)	1,089,024	73,051,730
Traeger, Inc. (a)(b)	357,727	872,854
TRI Pointe Homes, Inc. (a)	980,072	44,348,258
United Homes Group, Inc. (a)(b)	54,461	338,203
Vizio Holding Corp. (a)(b)	929,841	10,209,654
Worthington Enterprises, Inc.	329,575	16,449,088
		676,204,846
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	305,148	22,147,642
AMMO, Inc. (a)(b)	942,511	1,715,370
Clarus Corp.	318,513	1,923,819
Escalade, Inc. (b)	103,742	1,543,681
Funko, Inc. (a)(b)	324,969	3,246,440
JAKKS Pacific, Inc. (a)	85,274	1,794,165
Johnson Outdoors, Inc. Class A (b)	48,817	2,069,841
Latham Group, Inc. (a)	427,467	1,555,980
Malibu Boats, Inc. Class A (a)	212,939	8,100,200
Marine Products Corp.	94,571	1,001,507
MasterCraft Boat Holdings, Inc. (a)(b)	176,269	3,856,766
Peloton Interactive, Inc. Class A (a)(b)	3,542,217	12,610,293
Smith & Wesson Brands, Inc.	476,344	7,883,493
Solo Brands, Inc. Class A (a)(b)	169,756	405,717
Sturm, Ruger & Co., Inc.	176,294	7,952,622
Topgolf Callaway Brands Corp. (a)(b)	1,486,455	24,526,508
Vista Outdoor, Inc. (a)	611,373	24,840,085
		127,174,129
Specialty Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	269,482	2,791,834
a.k.a. Brands Holding Corp. (a)(b)	7,033	120,897
Abercrombie & Fitch Co. Class A (a)	527,915	77,856,904
Academy Sports & Outdoors, Inc.	757,786	40,973,489
America's Car Mart, Inc. (a)(b)	62,961	4,360,049
American Eagle Outfitters, Inc.	1,913,921	42,201,958
Arhaus, Inc. Class A, (b)	540,652	8,212,504
Arko Corp. (b)	836,878	5,481,551
Asbury Automotive Group, Inc. (a)(b)	212,489	57,206,289
BARK, Inc. (a)(b)	1,389,325	2,153,454
Beyond, Inc. (a)(b)	479,222	5,415,209
Boot Barn Holdings, Inc. (a)	310,671	41,468,365
Build-A-Bear Workshop, Inc. (b)	135,688	3,679,859
Caleres, Inc. (b)	359,744	13,871,729
Camping World Holdings, Inc. (b)	440,837	10,086,351
Citi Trends, Inc. (a)(b)	82,927	1,626,198
Designer Brands, Inc. Class A (b)	440,659	3,595,777
Destination XL Group, Inc. (a)(b)	557,716	2,080,281
EVgo, Inc. Class A (a)(b)	1,060,494	4,072,297
Foot Locker, Inc. (b)	874,772	25,420,874
Genesco, Inc. (a)(b)	112,882	3,480,152
Group 1 Automotive, Inc.	138,861	50,784,245
GrowGeneration Corp. (a)(b)	608,893	1,406,543
Haverty Furniture Companies, Inc. (b)	151,952	4,447,635
J. Jill, Inc.	50,030	1,923,654
Lands' End, Inc. (a)(b)	148,427	2,625,674
Leslie's, Inc. (a)(b)	1,876,900	5,536,855
MarineMax, Inc. (a)	226,686	7,904,541
Monro, Inc.	313,131	9,650,697
National Vision Holdings, Inc. (a)(b)	813,079	11,757,122
OneWater Marine, Inc. Class A (a)(b)	125,326	3,093,046
Petco Health & Wellness Co., Inc. Class A (a)(b)	866,903	2,999,484
Revolve Group, Inc. (a)(b)	403,470	7,807,145
RumbleON, Inc. Class B (a)(b)	165,470	681,736
Sally Beauty Holdings, Inc. (a)(b)	1,092,774	12,512,262
Shoe Carnival, Inc.	188,936	8,024,112
Signet Jewelers Ltd.	448,094	37,698,148
Sleep Number Corp. (a)(b)	225,628	2,662,410
Sonic Automotive, Inc. Class A (sub. vtg.)	152,604	9,086,042
Stitch Fix, Inc. (a)(b)	943,778	4,445,194
The Aaron's Co., Inc.	322,330	3,223,300
The Buckle, Inc.	325,353	14,051,996
The ODP Corp. (a)	372,828	15,751,983
The RealReal, Inc. (a)(b)	1,026,853	3,840,430
thredUP, Inc. (a)(b)	816,855	1,715,396
Tile Shop Holdings, Inc. (a)(b)	301,585	2,177,444
Tilly's, Inc. (a)(b)	142,874	837,242
Torrid Holdings, Inc. (a)(b)	128,015	1,062,525
Upbound Group, Inc.	563,183	21,248,895
Urban Outfitters, Inc. (a)	672,374	30,962,823
Victoria's Secret & Co. (a)	821,482	14,581,306
Warby Parker, Inc. (a)	915,991	15,086,372
Winmark Corp.	30,296	11,986,309
Zumiez, Inc. (a)(b)	171,618	4,362,530
		682,091,117
Textiles, Apparel & Luxury Goods - 0.6%
Figs, Inc. Class A (a)(b)	1,360,931	8,846,052
G-III Apparel Group Ltd. (a)	423,171	11,666,824
Hanesbrands, Inc. (a)(b)	3,688,515	21,909,779
Kontoor Brands, Inc.	583,695	40,946,204
Movado Group, Inc.	158,930	4,116,287
Oxford Industries, Inc.	155,861	16,416,839
Rocky Brands, Inc.	76,392	2,618,718
Steven Madden Ltd.	761,456	34,524,415
Superior Group of Companies, Inc.	137,669	2,742,366
Vera Bradley, Inc. (a)(b)	270,436	1,860,600
Wolverine World Wide, Inc.	832,838	12,384,301
		158,032,385
TOTAL CONSUMER DISCRETIONARY		2,814,378,089
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Duckhorn Portfolio, Inc. (a)(b)	552,888	4,013,967
MGP Ingredients, Inc. (b)	148,775	12,132,601
National Beverage Corp.	246,566	12,029,955
Primo Water Corp.	1,661,727	36,441,673
The Vita Coco Co., Inc. (a)(b)	412,937	10,670,292
		75,288,488
Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc.	342,979	18,702,645
Chefs' Warehouse Holdings (a)	368,673	15,333,110
HF Foods Group, Inc. (a)(b)	407,907	1,627,549
Ingles Markets, Inc. Class A	150,135	12,168,442
Natural Grocers by Vitamin Cottage, Inc.	99,472	2,713,596
PriceSmart, Inc.	263,371	24,053,673
SpartanNash Co.	355,831	7,515,151
Sprouts Farmers Market LLC (a)	1,056,763	105,560,056
United Natural Foods, Inc. (a)	614,278	9,521,309
Village Super Market, Inc. Class A	89,638	2,839,732
Weis Markets, Inc.	172,179	12,990,906
		213,026,169
Food Products - 0.9%
Alico, Inc.	72,565	2,137,039
B&G Foods, Inc. (b)	813,922	7,016,008
Beyond Meat, Inc. (a)(b)	624,230	3,920,164
BRC, Inc. Class A (a)(b)	548,279	3,130,673
Cal-Maine Foods, Inc.	431,044	30,849,819
Calavo Growers, Inc.	175,147	4,166,747
Dole PLC	787,882	11,700,048
Forafric Global PLC (a)(b)	46,322	543,357
Fresh Del Monte Produce, Inc.	350,882	8,789,594
J&J Snack Foods Corp.	160,422	27,063,191
John B. Sanfilippo & Son, Inc.	94,114	9,869,735
Lancaster Colony Corp.	205,648	39,702,403
Lifeway Foods, Inc. (a)(b)	48,381	596,538
Limoneira Co. (b)	177,560	3,913,422
Mama's Creations, Inc. (a)	350,526	2,671,008
Mission Produce, Inc. (a)(b)	453,360	5,095,766
Seneca Foods Corp. Class A (a)(b)	50,081	3,021,888
SunOpta, Inc. (a)(b)	963,172	5,104,812
The Hain Celestial Group, Inc. (a)	931,990	7,213,603
The Simply Good Foods Co. (a)(b)	957,363	32,473,753
TreeHouse Foods, Inc. (a)	512,349	20,637,418
Utz Brands, Inc. Class A (b)	684,730	10,161,393
Vital Farms, Inc. (a)	344,104	12,556,355
Westrock Coffee Holdings (a)(b)	351,964	3,484,444
Whole Earth Brands, Inc. (a)	327,771	1,596,245
WK Kellogg Co.	688,365	12,115,224
		269,530,647
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	297,730	11,861,563
Central Garden & Pet Co. Class A (non-vtg.)	327,794	11,263,002
Energizer Holdings, Inc.	748,020	23,031,536
Oil-Dri Corp. of America	51,859	3,376,021
WD-40 Co.	142,969	37,402,120
		86,934,242
Personal Care Products - 0.3%
Edgewell Personal Care Co.	514,843	20,156,103
Herbalife Ltd. (a)(b)	1,044,185	12,822,592
Inter Parfums, Inc.	191,290	26,910,677
MediFast, Inc. (b)	111,793	2,451,620
Nature's Sunshine Products, Inc. (a)	133,144	2,278,094
Nu Skin Enterprises, Inc. Class A	513,097	5,756,948
Olaplex Holdings, Inc. (a)	1,438,046	2,991,136
The Beauty Health Co. Class A, (a)(b)	768,114	1,421,011
The Honest Co., Inc. (a)	842,415	3,142,208
USANA Health Sciences, Inc. (a)	117,575	5,243,845
Veru, Inc. (a)(b)	1,369,229	1,281,872
Waldencast PLC (a)(b)	250,768	787,412
		85,243,518
Tobacco - 0.1%
Ispire Technology, Inc. (a)(b)	201,464	1,539,185
Turning Point Brands, Inc.	180,881	6,822,831
Universal Corp.	253,507	13,542,344
Vector Group Ltd.	1,536,724	19,639,333
		41,543,693
TOTAL CONSUMER STAPLES		771,566,757
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Archrock, Inc.	1,622,745	33,639,504
Atlas Energy Solutions, Inc.	715,108	15,188,894
Borr Drilling Ltd.	2,486,020	17,029,237
Bristow Group, Inc. (a)	256,424	9,731,291
Cactus, Inc. (b)	687,697	43,407,435
Championx Corp.	2,001,289	68,564,161
Core Laboratories, Inc.	490,840	12,020,672
Diamond Offshore Drilling, Inc. (a)	1,073,234	17,622,502
DMC Global, Inc. (a)	204,772	2,764,422
Dril-Quip, Inc. (a)	357,387	6,189,943
Drilling Tools International Corp. (a)(b)	93,843	536,782
Expro Group Holdings NV (a)	996,528	23,139,380
Forum Energy Technologies, Inc. (a)(b)	118,854	2,192,856
Geospace Technologies Corp. (a)(b)	130,161	1,214,402
Helix Energy Solutions Group, Inc. (a)	1,510,435	17,823,133
Helmerich & Payne, Inc. (b)	1,014,119	40,990,690
Kodiak Gas Services, Inc.	211,185	6,092,687
Liberty Energy, Inc. Class A	1,694,355	40,918,673
Mammoth Energy Services, Inc. (a)(b)	231,637	931,181
Nabors Industries Ltd. (a)(b)	95,131	9,782,321
Natural Gas Services Group, Inc. (a)	113,809	2,317,151
Newpark Resources, Inc. (a)(b)	869,158	7,179,245
Noble Corp. PLC	1,201,520	56,735,774
Oceaneering International, Inc. (a)	1,060,528	31,837,051
Oil States International, Inc. (a)	621,231	3,553,441
Patterson-UTI Energy, Inc.	4,184,654	45,989,347
ProFrac Holding Corp. Class A (a)(b)	232,614	2,160,984
ProPetro Holding Corp. (a)	942,246	9,036,139
Ranger Energy Services, Inc. Class A	171,021	2,218,142
RPC, Inc.	889,514	6,644,670
SEACOR Marine Holdings, Inc. (a)	255,050	3,534,993
Seadrill Ltd. (a)	780,162	42,916,712
Select Water Solutions, Inc. Class A	962,687	11,378,960
Solaris Oilfield Infrastructure, Inc. Class A	268,725	3,533,734
TETRA Technologies, Inc. (a)	1,309,546	4,884,607
Tidewater, Inc. (a)	512,063	50,673,754
Transocean Ltd. (United States) (a)(b)	7,625,256	44,150,232
U.S. Silica Holdings, Inc. (a)	793,730	12,294,878
Valaris Ltd. (a)	658,110	51,720,865
		762,540,845
Oil, Gas & Consumable Fuels - 3.3%
Aemetis, Inc. (a)(b)	380,846	1,222,516
Amplify Energy Corp. (a)	409,984	3,078,980
Ardmore Shipping Corp.	438,283	9,501,975
Berry Corp.	807,968	5,542,660
California Resources Corp.	723,485	37,216,068
Centrus Energy Corp. Class A (a)(b)	147,197	6,431,037
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	964,913
warrants 9/1/25 (a)	14,729	397,241
Clean Energy Fuels Corp. (a)(b)	1,780,941	5,075,682
CNX Resources Corp. (a)(b)	1,567,797	41,499,587
Comstock Resources, Inc. (b)	968,164	9,168,513
CONSOL Energy, Inc. (a)	307,166	30,658,238
Crescent Energy, Inc. Class A	1,447,839	17,707,071
CVR Energy, Inc.	360,295	10,304,437
Delek U.S. Holdings, Inc.	665,021	15,814,199
DHT Holdings, Inc.	1,418,206	16,663,921
Diversified Energy Co. PLC (b)	495,034	8,143,309
Dorian LPG Ltd.	363,371	14,847,339
Empire Petroleum Corp. (a)(b)	146,793	802,958
enCore Energy Corp. (a)(b)	1,864,043	7,269,768
Energy Fuels, Inc. (a)(b)	1,702,579	9,687,675
Evolution Petroleum Corp.	325,147	1,827,326
Excelerate Energy, Inc.	183,571	3,695,284
FLEX LNG Ltd. (b)	320,389	8,618,464
FutureFuel Corp.	272,035	1,520,676
Golar LNG Ltd.	1,038,387	36,239,706
Granite Ridge Resources, Inc. (b)	550,031	3,767,712
Green Plains, Inc. (a)	665,809	11,804,794
Gulfport Energy Corp. (a)	136,125	20,038,961
Hallador Energy Co. (a)	260,106	2,070,444
HighPeak Energy, Inc. (b)	154,104	2,590,488
International Seaways, Inc.	424,217	23,756,152
Kinetik Holdings, Inc.	405,299	16,811,803
Kosmos Energy Ltd. (a)(b)	4,895,493	27,072,076
Magnolia Oil & Gas Corp. Class A	1,817,631	49,512,268
Murphy Oil Corp.	1,518,520	62,836,358
NACCO Industries, Inc. Class A	42,340	1,274,857
Nextdecade Corp. (a)(b)	1,209,040	9,805,314
Nordic American Tanker Shipping Ltd.	2,144,234	7,997,993
Northern Oil & Gas, Inc.	1,040,590	44,943,082
Par Pacific Holdings, Inc. (a)	599,538	15,917,734
PBF Energy, Inc. Class A	1,089,286	44,388,405
Peabody Energy Corp.	1,341,446	29,793,516
PrimeEnergy Corp. (a)	7,180	848,102
Rex American Resources Corp. (a)	162,197	8,241,230
Riley Exploration Permian, Inc.	120,087	3,517,348
Ring Energy, Inc. (a)(b)	1,515,563	2,985,659
Sable Offshore Corp. (a)(b)	528,094	8,882,541
SandRidge Energy, Inc.	336,886	4,578,281
Scorpio Tankers, Inc.	491,969	37,724,183
SFL Corp. Ltd.	1,186,651	14,049,948
SilverBow Resources, Inc. (a)(c)	306	11,267
Sitio Royalties Corp.	875,007	21,306,420
SM Energy Co.	1,199,864	55,433,717
Talos Energy, Inc. (a)	1,543,935	18,280,190
Teekay Corp. (a)	598,749	5,191,154
Teekay Tankers Ltd.	252,031	16,492,909
Ur-Energy, Inc. (a)(b)	2,870,086	3,558,907
Uranium Energy Corp. (a)(b)	4,130,609	24,494,511
VAALCO Energy, Inc.	1,099,232	7,870,501
Verde Clean Fuels, Inc. (a)(b)	33,520	146,147
Vital Energy, Inc. (a)(b)	298,480	13,016,713
Vitesse Energy, Inc. (b)	267,057	6,932,800
W&T Offshore, Inc. (b)	971,278	2,340,780
World Kinect Corp.	617,457	17,245,574
		951,430,382
TOTAL ENERGY		1,713,971,227
FINANCIALS - 18.0%
Banks - 10.0%
1st Source Corp.	192,774	12,250,788
ACNB Corp.	86,825	3,601,501
Amalgamated Financial Corp.	190,391	6,056,338
Amerant Bancorp, Inc. Class A	311,914	7,014,946
Ameris Bancorp	691,412	42,100,077
Ames National Corp.	90,919	1,984,762
Arrow Financial Corp.	173,096	5,455,986
Associated Banc-Corp.	1,569,805	36,074,119
Atlantic Union Bankshares Corp.	939,569	38,794,804
Axos Financial, Inc. (a)	573,767	41,890,729
Banc of California, Inc.	1,459,037	20,397,337
BancFirst Corp.	209,095	22,463,076
Bancorp, Inc., Delaware (a)	524,807	27,205,995
Bank First National Corp.	102,885	9,537,440
Bank of Hawaii Corp. (b)	411,067	28,195,086
Bank of Marin Bancorp	167,833	3,408,688
Bank7 Corp.	42,354	1,756,844
BankUnited, Inc.	781,637	30,108,657
Bankwell Financial Group, Inc.	65,660	1,848,329
Banner Corp.	360,032	21,321,095
Bar Harbor Bankshares	156,746	5,009,602
BayCom Corp.	107,715	2,594,854
BCB Bancorp, Inc.	154,466	1,958,629
Berkshire Hills Bancorp, Inc.	457,113	12,616,319
Blue Foundry Bancorp (a)(b)	205,840	2,323,934
Bridgewater Bancshares, Inc. (a)	205,684	2,840,496
Brookline Bancorp, Inc., Delaware	924,786	9,701,005
Burke & Herbert Financial Services Corp.	136,225	9,222,433
Business First Bancshares, Inc.	253,582	6,446,054
Byline Bancorp, Inc.	325,806	9,138,858
Cadence Bank	1,912,582	62,866,570
California Bancorp, Inc. (a)	77,693	1,949,317
Camden National Corp.	152,321	6,348,739
Capital Bancorp, Inc.	94,006	2,396,213
Capital City Bank Group, Inc.	143,701	5,101,386
Capitol Federal Financial, Inc.	1,288,153	8,141,127
Carter Bankshares, Inc. (a)	236,420	3,851,282
Cathay General Bancorp	731,246	32,408,823
Central Pacific Financial Corp.	282,689	7,375,356
Chemung Financial Corp.	32,742	1,596,500
ChoiceOne Financial Services, Inc.	72,929	2,005,548
Citizens & Northern Corp.	154,991	3,138,568
Citizens Financial Services, Inc.	46,920	2,508,343
City Holding Co.	153,498	18,711,406
Civista Bancshares, Inc.	157,034	2,818,760
CNB Financial Corp., Pennsylvania	216,761	5,562,087
Coastal Financial Corp. of Washington (a)	119,624	6,304,185
Colony Bankcorp, Inc.	172,279	2,675,493
Columbia Financial, Inc. (a)(b)	276,668	4,982,791
Community Bank System, Inc.	549,541	33,895,689
Community Trust Bancorp, Inc.	161,158	8,173,934
Community West Bank	177,249	3,676,144
ConnectOne Bancorp, Inc.	380,513	9,216,025
CrossFirst Bankshares, Inc. (a)	477,887	8,860,025
Customers Bancorp, Inc. (a)(b)	311,005	20,053,602
CVB Financial Corp.	1,390,287	26,498,870
Dime Community Bancshares, Inc. (b)	374,239	9,460,762
Eagle Bancorp, Inc.	309,518	6,660,827
Eastern Bankshares, Inc. (b)	2,027,157	33,731,892
Enterprise Bancorp, Inc.	101,157	2,989,189
Enterprise Financial Services Corp.	388,578	20,544,119
Equity Bancshares, Inc.	153,441	6,214,361
Esquire Financial Holdings, Inc.	74,876	4,617,603
ESSA Bancorp, Inc.	83,123	1,595,130
Farmers & Merchants Bancorp, Inc.	133,938	3,687,313
Farmers National Banc Corp.	382,358	5,968,608
FB Financial Corp.	373,429	17,435,400
Fidelity D & D Bancorp, Inc.	50,027	2,596,401
Financial Institutions, Inc.	159,444	4,196,566
First Bancorp, North Carolina	420,707	17,585,553
First Bancorp, Puerto Rico	1,732,327	37,158,414
First Bancshares, Inc.	322,863	10,757,795
First Bank Hamilton New Jersey	219,433	3,388,046
First Busey Corp.	560,318	15,375,126
First Business Finance Services, Inc.	82,844	3,812,481
First Commonwealth Financial Corp.	1,063,105	19,220,938
First Community Bankshares, Inc.	180,751	8,094,030
First Financial Bancorp, Ohio	991,259	27,120,846
First Financial Bankshares, Inc.	1,365,895	52,532,322
First Financial Corp., Indiana	119,747	5,383,825
First Financial Northwest, Inc.	71,754	1,543,429
First Foundation, Inc.	546,904	3,828,328
First Internet Bancorp	84,923	3,147,246
First Interstate Bancsystem, Inc.	825,776	26,069,748
First Merchants Corp.	614,011	24,775,344
First Mid-Illinois Bancshares, Inc.	240,122	9,218,284
First of Long Island Corp.	221,236	2,902,616
First Western Financial, Inc. (a)	83,418	1,513,203
Five Star Bancorp	172,019	5,057,359
Flushing Financial Corp.	288,460	4,249,016
FS Bancorp, Inc.	68,739	3,026,578
Fulton Financial Corp.	1,875,198	36,322,585
FVCBankcorp, Inc. (a)(b)	166,437	2,110,421
German American Bancorp, Inc.	299,699	11,790,159
Glacier Bancorp, Inc.	1,195,411	53,446,826
Great Southern Bancorp, Inc.	88,833	5,561,834
Greene County Bancorp, Inc.	73,993	2,682,246
Guaranty Bancshares, Inc. Texas	82,769	2,858,014
Hancock Whitney Corp.	912,231	49,926,403
Hanmi Financial Corp.	317,815	6,483,426
HarborOne Bancorp, Inc.	410,160	5,475,636
HBT Financial, Inc.	133,848	3,078,504
Heartland Financial U.S.A., Inc.	445,214	24,273,067
Heritage Commerce Corp.	627,434	6,493,942
Heritage Financial Corp., Washington	357,299	8,278,618
Hilltop Holdings, Inc.	481,238	15,876,042
Hingham Institution for Savings (b)	16,060	3,993,961
Home Bancorp, Inc.	74,163	3,272,072
Home Bancshares, Inc.	1,974,506	55,937,755
HomeStreet, Inc.	191,354	2,755,498
HomeTrust Bancshares, Inc.	156,025	5,534,207
Hope Bancorp, Inc.	1,216,675	16,011,443
Horizon Bancorp, Inc. Indiana	456,484	7,290,049
Independent Bank Corp.	212,095	7,357,576
Independent Bank Corp.	445,273	28,564,263
Independent Bank Group, Inc.	380,155	22,451,954
International Bancshares Corp.	568,888	38,365,807
Investar Holding Corp.	95,348	1,763,938
John Marshall Bankcorp, Inc.	129,708	2,507,256
Kearny Financial Corp.	566,108	4,075,978
Lakeland Financial Corp.	262,001	17,954,929
LCNB Corp.	127,267	1,945,912
LINKBANCORP, Inc.	231,602	1,688,379
Live Oak Bancshares, Inc. (b)	364,364	16,447,391
Mercantile Bank Corp.	166,127	8,033,902
Metrocity Bankshares, Inc.	196,020	6,196,192
Metropolitan Bank Holding Corp. (a)	111,108	5,858,725
Mid Penn Bancorp, Inc.	155,841	4,620,686
Middlefield Banc Corp.	75,140	2,025,774
Midland States Bancorp, Inc.	221,234	5,252,095
MidWestOne Financial Group, Inc.	150,895	4,422,732
MVB Financial Corp.	118,898	2,731,087
National Bank Holdings Corp. Class A	388,192	16,257,481
National Bankshares, Inc. (b)	59,771	1,899,522
NB Bancorp, Inc.	407,585	7,793,025
NBT Bancorp, Inc.	483,412	23,696,856
New York Community Bancorp, Inc.	2,658,218	27,964,453
Nicolet Bankshares, Inc.	139,776	14,055,875
Northeast Bank	69,483	5,048,635
Northeast Community Bancorp, Inc.	127,404	2,902,263
Northfield Bancorp, Inc.	409,172	5,118,742
Northrim Bancorp, Inc.	56,351	3,854,408
Northwest Bancshares, Inc.	1,338,853	18,797,496
Norwood Financial Corp.	77,150	2,274,382
Oak Valley Bancorp Oakdale California	70,141	1,996,914
OceanFirst Financial Corp.	605,707	11,005,696
OFG Bancorp (b)	489,338	22,225,732
Old National Bancorp, Indiana	3,300,887	66,083,758
Old Second Bancorp, Inc.	454,185	7,684,810
Orange County Bancorp, Inc.	53,989	3,357,576
Origin Bancorp, Inc.	307,511	10,566,078
Orrstown Financial Services, Inc.	193,109	6,789,712
Pacific Premier Bancorp, Inc.	1,008,115	27,279,592
Park National Corp.	151,643	26,834,745
Parke Bancorp, Inc.	107,528	2,103,248
Pathward Financial, Inc.	267,471	18,064,991
PCB Bancorp	111,951	2,157,296
Peapack-Gladstone Financial Corp.	173,609	4,906,190
Peoples Bancorp of North Carolina	47,171	1,499,094
Peoples Bancorp, Inc.	365,779	12,169,467
Peoples Financial Services Corp.	96,448	4,790,572
Pioneer Bancorp, Inc. (a)	117,447	1,309,534
Plumas Bancorp	56,206	2,432,034
Ponce Financial Group, Inc. (a)	189,567	1,876,713
Preferred Bank, Los Angeles	131,333	11,302,518
Premier Financial Corp.	373,923	9,475,209
Primis Financial Corp.	210,136	2,773,795
Princeton Bancorp, Inc.	52,248	2,043,942
Provident Bancorp, Inc. (a)	158,417	1,725,161
Provident Financial Services, Inc.	1,319,305	24,459,915
QCR Holdings, Inc.	171,702	13,124,901
RBB Bancorp	180,296	4,159,429
Red River Bancshares, Inc.	48,736	2,715,570
Renasant Corp.	579,890	19,942,417
Republic Bancorp, Inc., Kentucky Class A	86,748	5,692,404
S&T Bancorp, Inc.	402,358	17,856,648
Sandy Spring Bancorp, Inc. (b)	462,727	14,173,328
Seacoast Banking Corp., Florida	889,112	24,752,878
ServisFirst Bancshares, Inc. (b)	532,837	42,754,841
Shore Bancshares, Inc.	328,021	4,762,865
Sierra Bancorp	138,333	4,024,107
Simmons First National Corp. Class A	1,301,179	28,014,384
SmartFinancial, Inc.	164,473	4,661,165
South Plains Financial, Inc.	121,373	3,937,340
Southern California Bancorp (a)	121,224	1,914,127
Southern First Bancshares, Inc. (a)	78,668	2,721,913
Southern Missouri Bancorp, Inc.	99,492	5,690,942
Southern States Bancshares, Inc.	86,897	2,843,270
Southside Bancshares, Inc.	299,764	10,488,742
Southstate Corp.	798,367	79,014,382
Stellar Bancorp, Inc.	517,225	14,171,965
Sterling Bancorp, Inc. (a)(b)	193,362	1,125,367
Stock Yards Bancorp, Inc.	270,286	16,817,195
Texas Capital Bancshares, Inc. (a)	484,268	32,010,115
The Bank of NT Butterfield & Son Ltd.	491,787	18,855,114
The First Bancorp, Inc.	111,888	3,149,647
Third Coast Bancshares, Inc. (a)	118,698	2,773,972
Timberland Bancorp, Inc./Washington	76,998	2,352,289
Tompkins Financial Corp.	133,424	8,397,707
TowneBank	737,674	24,520,284
Trico Bancshares	336,335	15,649,668
Triumph Bancorp, Inc. (a)	231,778	21,029,218
Trustco Bank Corp., New York	195,008	6,944,235
Trustmark Corp.	639,551	22,211,606
UMB Financial Corp.	470,467	47,997,043
United Bankshares, Inc., West Virginia	1,386,808	53,988,435
United Community Bank, Inc.	1,257,731	38,926,774
Unity Bancorp, Inc.	74,971	2,595,496
Univest Corp. of Pennsylvania	304,346	8,415,167
USCB Financial Holdings, Inc.	107,824	1,796,348
Valley National Bancorp	4,528,498	38,039,383
Veritex Holdings, Inc.	552,405	13,848,793
Virginia National Bankshares C (b)	48,700	1,903,196
WaFd, Inc.	699,242	24,886,023
Washington Trust Bancorp, Inc.	179,484	5,745,283
WesBanco, Inc.	605,158	19,292,437
West Bancorp., Inc.	166,459	3,452,360
Westamerica Bancorp.	269,512	14,542,868
WSFS Financial Corp.	630,079	35,593,163
		2,842,465,780
Capital Markets - 1.7%
Alti Global, Inc. Class A (a)(b)	351,305	1,721,395
Artisan Partners Asset Management, Inc. Class A,	663,254	29,289,297
Assetmark Financial Holdings, Inc. (a)(b)	239,724	8,270,478
B. Riley Financial, Inc. (b)	213,956	4,107,955
BGC Group, Inc. Class A	3,876,708	35,704,481
BrightSphere Investment Group, Inc.	278,228	7,286,791
Cohen & Steers, Inc.	289,172	24,816,741
Diamond Hill Investment Group, Inc.	28,265	4,500,353
Donnelley Financial Solutions, Inc. (a)	274,053	18,493,096
Forge Global Holdings, Inc. Class A (a)(b)	1,189,809	1,725,223
GCM Grosvenor, Inc. Class A	432,706	4,816,018
Hamilton Lane, Inc. Class A	403,271	58,220,234
MarketWise, Inc. Class A	391,541	446,357
Moelis & Co. Class A	741,922	50,450,696
Open Lending Corp. (a)	1,068,830	6,733,629
P10, Inc. Class A	436,524	4,352,144
Patria Investments Ltd.	583,628	7,593,000
Perella Weinberg Partners Class A	554,485	10,479,767
Piper Sandler Cos.	182,732	49,937,001
PJT Partners, Inc. Class A (b)	247,793	32,941,601
Silvercrest Asset Management Group Class A	99,242	1,759,561
StepStone Group, Inc. Class A	562,960	28,294,370
StoneX Group, Inc. (a)	284,600	23,718,564
Value Line, Inc.	8,180	386,505
Victory Capital Holdings, Inc.	431,679	22,615,663
Virtus Investment Partners, Inc.	70,799	16,000,574
WisdomTree Investments, Inc.	1,466,059	17,504,744
		472,166,238
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	57,170	2,044,971
Bread Financial Holdings, Inc.	521,785	28,479,025
Consumer Portfolio Services, Inc. (a)(b)	83,033	785,492
Encore Capital Group, Inc. (a)(b)	244,430	12,355,937
Enova International, Inc. (a)	275,068	23,785,130
FirstCash Holdings, Inc.	410,380	45,798,408
Green Dot Corp. Class A (a)	554,984	5,305,647
LendingClub Corp. (a)	1,152,642	14,419,551
LendingTree, Inc. (a)	105,287	5,603,374
Medallion Financial Corp.	199,544	1,654,220
MoneyLion, Inc. Class A (a)(b)	89,690	6,181,435
Navient Corp.	831,137	13,638,958
Nelnet, Inc. Class A	150,643	16,978,973
NerdWallet, Inc. (a)	412,050	6,028,292
OppFi, Inc. Class A	190,549	735,519
PRA Group, Inc. (a)	406,690	10,838,289
PROG Holdings, Inc.	444,651	20,035,974
Regional Management Corp.	84,624	2,767,205
Upstart Holdings, Inc. (a)(b)	808,870	22,591,739
World Acceptance Corp. (a)(b)	37,753	4,610,396
		244,638,535
Financial Services - 2.7%
Acacia Research Corp. (a)(b)	401,112	2,145,949
Alerus Financial Corp. (b)	187,632	4,212,338
AvidXchange Holdings, Inc. (a)	1,827,760	16,340,174
Banco Latinoamericano de Comer Series E	287,790	9,304,251
Burford Capital Ltd. (b)	2,102,722	29,669,407
Cannae Holdings, Inc.	586,561	11,795,742
Cantaloupe, Inc. (a)(b)	617,797	4,812,639
Cass Information Systems, Inc.	144,080	6,186,795
Compass Diversified Holdings	704,029	16,938,938
Enact Holdings, Inc.	305,831	10,407,429
Essent Group Ltd.	1,094,670	68,789,063
EVERTEC, Inc.	674,357	23,245,086
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	95,352	19,663,489
Flywire Corp. (a)	1,267,837	23,214,095
HA Sustainable Infrastructure Capital, Inc.	1,180,559	38,686,918
i3 Verticals, Inc. Class A (a)	238,721	5,851,052
International Money Express, Inc. (a)	333,543	7,407,990
Jackson Financial, Inc.	803,092	70,720,282
Marqeta, Inc. Class A (a)	4,891,778	26,366,683
Merchants Bancorp	180,785	8,135,325
Mr. Cooper Group, Inc. (a)	667,796	60,021,504
NCR Atleos Corp.	755,434	24,287,203
Newtekone, Inc.	244,711	3,423,507
NMI Holdings, Inc. Class A (a)	832,283	32,750,336
Onity Group, Inc. (a)	63,288	1,849,908
PagSeguro Digital Ltd. (a)	1,983,143	25,344,568
Payoneer Global, Inc. (a)	2,979,565	16,476,994
Paysafe Ltd. (a)	340,124	7,139,203
Paysign, Inc. (a)	349,771	1,864,279
PennyMac Financial Services, Inc.	279,522	27,426,699
Priority Technology Holdings, Inc. (a)	188,892	1,120,130
Radian Group, Inc.	1,588,669	58,939,620
Remitly Global, Inc. (a)	1,519,383	20,071,049
Repay Holdings Corp. (a)(b)	952,907	9,166,965
Sezzle, Inc. (b)	24,854	2,173,731
StoneCo Ltd. Class A (a)	3,003,447	39,405,225
SWK Holdings Corp. (a)(b)	31,375	552,514
Velocity Financial, Inc. (a)(b)	91,032	1,723,236
Walker & Dunlop, Inc.	337,925	36,124,183
Waterstone Financial, Inc.	168,623	2,515,855
		776,270,354
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	448,627	5,917,390
American Coastal Insurance Cor (a)	253,624	3,096,749
Amerisafe, Inc.	198,335	9,416,946
CNO Financial Group, Inc.	1,124,954	39,215,896
Crawford & Co. Class A	155,640	1,523,716
Donegal Group, Inc. Class A	154,339	2,273,413
Employers Holdings, Inc.	263,485	12,649,915
Enstar Group Ltd. (a)	132,416	42,955,750
F&G Annuities & Life, Inc.	196,257	8,464,564
Fidelis Insurance Holdings Ltd.	507,568	9,029,635
Genworth Financial, Inc. Class A (a)	4,539,300	30,731,061
GoHealth, Inc. (a)	41,699	547,091
Goosehead Insurance (a)(b)	245,841	22,196,984
Greenlight Capital Re, Ltd. (a)(b)	287,316	3,964,961
Hamilton Insurance Group Ltd.	173,506	3,024,210
HCI Group, Inc. (b)	85,429	8,052,538
Heritage Insurance Holdings, Inc. (a)	239,823	1,916,186
Hippo Holdings, Inc. (a)(b)	208,281	3,694,905
Horace Mann Educators Corp.	430,319	14,876,128
Investors Title Co.	14,945	3,180,894
James River Group Holdings Ltd.	326,842	2,823,915
Kingsway Financial Services, Inc. (a)	130,534	1,106,928
Lemonade, Inc. (a)(b)	542,613	9,783,312
Maiden Holdings Ltd. (a)	892,276	1,882,702
MBIA, Inc. (b)	467,724	2,057,986
Mercury General Corp.	282,010	16,883,939
NI Holdings, Inc. (a)	76,564	1,257,181
Oscar Health, Inc. Class A (a)	2,042,483	36,111,099
Palomar Holdings, Inc. (a)	257,702	23,711,161
ProAssurance Corp. (a)	562,582	7,369,824
Root, Inc. (a)(b)	90,786	5,468,041
Safety Insurance Group, Inc.	153,978	13,172,818
Selective Insurance Group, Inc.	636,682	57,505,118
Selectquote, Inc. (a)	1,407,680	5,757,411
Siriuspoint Ltd. (a)	1,036,059	14,888,168
Skyward Specialty Insurance Group, Inc. (a)	390,655	15,458,218
Stewart Information Services Corp.	284,055	20,082,689
The Baldwin Insurance Group, Inc. Class A, (a)	691,851	30,261,563
Tiptree, Inc.	264,920	5,232,170
Trupanion, Inc. (a)(b)	346,107	12,826,725
United Fire Group, Inc.	219,825	4,926,278
Universal Insurance Holdings, Inc.	252,153	4,995,151
		520,291,329
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	311,202	2,402,479
Angel Oak Mortgage (REIT), Inc.	130,737	1,647,286
Apollo Commercial Real Estate Finance, Inc.	1,530,040	16,677,436
Arbor Realty Trust, Inc. (b)	1,940,527	26,197,115
Ares Commercial Real Estate Corp.	577,957	4,467,608
Armour Residential REIT, Inc. (b)	526,999	10,645,380
Blackstone Mortgage Trust, Inc. (b)	1,834,246	32,741,291
BrightSpire Capital, Inc.	1,414,369	8,104,334
Chimera Investment Corp.	846,702	12,370,316
Claros Mortgage Trust, Inc. (b)	912,237	8,675,374
Dynex Capital, Inc.	673,607	8,197,797
Ellington Financial LLC	876,832	11,126,998
Franklin BSP Realty Trust, Inc.	896,380	12,405,899
Granite Point Mortgage Trust, Inc.	541,407	1,613,393
Invesco Mortgage Capital, Inc.	534,849	4,856,429
KKR Real Estate Finance Trust, Inc.	625,033	7,175,379
Ladder Capital Corp. Class A	1,219,163	14,629,956
MFA Financial, Inc.	1,109,283	12,412,877
New York Mortgage Trust, Inc.	965,807	6,258,429
Nexpoint Real Estate Finance, Inc.	85,137	1,228,527
Orchid Island Capital, Inc.	572,779	4,605,143
PennyMac Mortgage Investment Trust	923,506	12,716,678
Ready Capital Corp.	1,730,050	16,054,864
Redwood Trust, Inc.	1,379,840	10,031,437
Seven Hills Realty Trust	147,744	1,978,292
Sunrise Realty Trust, Inc.	22,389	268,668
TPG RE Finance Trust, Inc.	613,249	5,359,796
Two Harbors Investment Corp.	1,113,482	14,998,603
		269,847,784
TOTAL FINANCIALS		5,125,680,020
HEALTH CARE - 17.1%
Biotechnology - 8.8%
2seventy bio, Inc. (a)(b)	513,803	2,425,150
4D Molecular Therapeutics, Inc. (a)	522,483	9,263,624
89Bio, Inc. (a)(b)	848,168	7,769,219
Absci Corp. (a)	842,592	3,707,405
ACADIA Pharmaceuticals, Inc. (a)	1,254,168	23,854,275
Acelyrin, Inc. (a)	762,450	4,574,700
Achieve Life Sciences, Inc. (a)(b)	354,641	1,766,112
Acrivon Therapeutics, Inc. (a)(b)	122,284	1,024,740
Actinium Pharmaceuticals, Inc. (a)(b)	317,223	2,195,183
Acumen Pharmaceuticals, Inc. (a)	434,897	1,435,160
ADC Therapeutics SA (a)(b)	735,934	2,443,301
ADMA Biologics, Inc. (a)	2,369,136	29,092,990
Adverum Biotechnologies, Inc. (a)	216,466	1,606,178
Aerovate Therapeutics, Inc. (a)	136,071	247,649
Agenus, Inc. (a)(b)	212,455	1,283,228
Agios Pharmaceuticals, Inc. (a)	593,064	27,518,170
Akebia Therapeutics, Inc. (a)	2,172,753	2,998,399
Akero Therapeutics, Inc. (a)	710,603	18,994,418
Aldeyra Therapeutics, Inc. (a)(b)	520,095	2,049,174
Alector, Inc. (a)	845,562	5,073,372
Alkermes PLC (a)(b)	1,765,108	48,222,751
Allogene Therapeutics, Inc. (a)(b)	1,095,362	3,220,364
Altimmune, Inc. (a)(b)	746,327	4,746,640
ALX Oncology Holdings, Inc. (a)	346,302	1,662,250
Amicus Therapeutics, Inc. (a)	3,071,488	31,667,041
AnaptysBio, Inc. (a)	204,607	7,128,508
Anavex Life Sciences Corp. (a)(b)	763,232	5,186,161
Anika Therapeutics, Inc. (a)	152,656	4,159,876
Annexon, Inc. (a)	884,349	5,668,677
Apogee Therapeutics, Inc.	379,721	18,492,413
Applied Therapeutics, Inc. (a)	1,009,604	5,997,048
Arbutus Biopharma Corp. (a)(b)	1,465,458	5,524,777
Arcellx, Inc. (a)	452,522	27,970,385
Arcturus Therapeutics Holdings, Inc. (a)(b)	240,634	5,645,274
Arcus Biosciences, Inc. (a)(b)	569,729	9,349,253
Arcutis Biotherapeutics, Inc. (a)(b)	1,115,855	11,236,660
Ardelyx, Inc. (a)(b)	2,440,751	13,546,168
ArriVent Biopharma, Inc. (b)	102,845	2,252,306
Arrowhead Pharmaceuticals, Inc. (a)	1,251,677	35,747,895
Ars Pharmaceuticals, Inc. (a)(b)	520,947	5,662,694
Astria Therapeutics, Inc. (a)	473,544	5,530,994
Atossa Therapeutics, Inc. (a)(b)	1,316,700	1,777,545
Aura Biosciences, Inc. (a)	486,207	4,964,173
Aurinia Pharmaceuticals, Inc. (a)(b)	1,505,805	8,854,133
Avid Bioservices, Inc. (a)(b)	651,076	6,797,233
Avidity Biosciences, Inc. (a)	1,060,684	48,345,977
Avita Medical, Inc. (a)(b)	267,658	2,623,048
Beam Therapeutics, Inc. (a)(b)	802,626	25,395,087
BioCryst Pharmaceuticals, Inc. (a)	2,163,491	15,750,214
Biohaven Ltd. (a)(b)	788,029	30,993,181
Biomea Fusion, Inc. (a)(b)	288,478	1,606,822
Black Diamond Therapeutics, Inc. (a)	391,030	2,381,373
bluebird bio, Inc. (a)(b)	1,989,325	2,307,617
Blueprint Medicines Corp. (a)	659,433	71,416,594
Boundless Bio, Inc.	65,444	251,959
BridgeBio Pharma, Inc. (a)(b)	1,473,199	38,229,514
C4 Therapeutics, Inc. (a)	615,049	4,120,828
Cabaletta Bio, Inc. (a)(b)	450,518	3,198,678
Candel Therapeutics, Inc. (a)(b)	209,449	1,242,033
Capricor Therapeutics, Inc. (a)(b)	269,341	1,093,524
Cardiff Oncology, Inc. (a)	405,877	949,752
CareDx, Inc. (a)	523,985	10,474,460
Cargo Therapeutics, Inc. (b)	204,708	3,486,177
Caribou Biosciences, Inc. (a)(b)	855,076	1,983,776
Carisma Therapeutics, Inc. (a)(b)	47,864	51,214
Cartesian Therapeutics, Inc. (a)(b)	75,867	1,236,632
Cartesian Therapeutics, Inc. rights (a)(b)(c)	1,117,119	156,397
Catalyst Pharmaceutical Partners, Inc. (a)	1,221,401	21,056,953
Celcuity, Inc. (a)(b)	244,884	4,488,724
Celldex Therapeutics, Inc. (a)	677,351	25,813,847
Century Therapeutics, Inc. (a)	478,232	1,066,457
Cervomed, Inc. (a)(b)	56,995	740,935
CG Oncology, Inc. (b)	243,671	8,126,428
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cibus, Inc. (a)(b)	155,611	1,538,993
Cogent Biosciences, Inc. (a)	960,826	9,060,589
Coherus BioSciences, Inc. (a)(b)	1,148,018	1,767,948
Compass Therapeutics, Inc. (a)	1,021,186	1,051,822
Corbus Pharmaceuticals Holdings, Inc. (a)	106,766	6,349,374
Crinetics Pharmaceuticals, Inc. (a)	817,035	43,400,899
Cullinan Oncology, Inc. (a)	405,856	7,853,314
Cytokinetics, Inc. (a)(b)	1,170,847	69,091,681
Day One Biopharmaceuticals, Inc. (a)	544,012	7,784,812
Denali Therapeutics, Inc. (a)	1,304,007	31,778,651
Design Therapeutics, Inc. (a)(b)	324,804	1,656,500
Dianthus Therapeutics, Inc. (a)(b)	251,169	7,479,813
Disc Medicine, Inc. (a)	172,434	7,442,251
Dynavax Technologies Corp. (a)(b)	1,374,307	15,378,495
Dyne Therapeutics, Inc. (a)	846,875	36,339,406
Editas Medicine, Inc. (a)(b)	868,268	4,697,330
Elevation Oncology, Inc. (a)	549,028	1,443,944
Eliem Therapeutics, Inc. (a)	77,565	643,014
Enanta Pharmaceuticals, Inc. (a)	208,928	3,083,777
Entrada Therapeutics, Inc. (a)	259,000	4,265,730
Erasca, Inc. (a)(b)	1,183,078	3,726,696
Fate Therapeutics, Inc. (a)(b)	1,050,281	5,597,998
Fennec Pharmaceuticals, Inc. (a)	245,670	1,589,485
FibroBiologics, Inc. (b)	263,576	1,373,231
Foghorn Therapeutics, Inc. (a)(b)	265,737	1,865,474
G1 Therapeutics, Inc. (a)(b)	519,930	2,230,500
Galectin Therapeutics, Inc. (a)(b)	199,517	498,793
Generation Bio Co. (a)(b)	511,783	1,709,355
Geron Corp. (a)(b)	6,042,786	28,642,806
Greenwich Lifesciences, Inc. (a)(b)	62,817	1,012,610
Gyre Therapeutics, Inc. (a)(b)	73,535	1,064,051
Halozyme Therapeutics, Inc. (a)	1,306,418	72,192,659
Heron Therapeutics, Inc. (a)(b)	1,231,008	3,656,094
HilleVax, Inc. (a)(b)	327,487	599,301
Humacyte, Inc. Class A (a)(b)	922,679	8,728,543
Ideaya Biosciences, Inc. (a)	860,480	37,043,664
IGM Biosciences, Inc. (a)(b)	159,731	1,782,598
ImmunityBio, Inc. (a)(b)	1,487,569	7,660,980
Immunome, Inc. (a)	540,782	8,333,451
Immunovant, Inc. (a)	609,019	17,704,182
Inhibrx Biosciences, Inc.	108,850	1,579,414
Inmune Bio, Inc. (a)(b)	127,862	1,098,335
Inovio Pharmaceuticals, Inc. (a)(b)	267,315	2,849,578
Inozyme Pharma, Inc. (a)(b)	540,393	3,134,279
Insmed, Inc. (a)	1,628,680	118,486,434
Intellia Therapeutics, Inc. (a)(b)	1,010,470	26,484,419
Invivyd, Inc. (a)	813,849	1,017,311
Iovance Biotherapeutics, Inc. (a)(b)	2,656,452	23,190,826
Ironwood Pharmaceuticals, Inc. Class A (a)	1,472,534	10,057,407
iTeos Therapeutics, Inc. (a)	271,257	4,771,411
Janux Therapeutics, Inc. (a)	294,519	11,957,471
Jasper Therapeutics, Inc. (a)	118,793	2,196,483
Kalvista Pharmaceuticals, Inc. (a)(b)	398,659	5,796,502
Keros Therapeutics, Inc. (a)	308,852	15,492,016
Kiniksa Pharmaceuticals Intern (a)(b)	393,376	10,463,802
Kodiak Sciences, Inc. (a)	342,589	996,934
Korro Bio, Inc. (a)	63,870	2,973,787
Krystal Biotech, Inc. (a)(b)	260,332	54,268,809
Kura Oncology, Inc. (a)	762,395	15,865,440
Kymera Therapeutics, Inc. (a)(b)	466,998	21,575,308
Kyverna Therapeutics, Inc. (b)	174,687	1,512,789
Larimar Therapeutics, Inc. (a)	442,340	3,711,233
Lenz Therapeutics, Inc. (b)	132,368	3,286,697
Lexeo Therapeutics, Inc. (b)	106,904	1,341,645
Lexicon Pharmaceuticals, Inc. (a)(b)	1,199,566	2,699,024
Lineage Cell Therapeutics, Inc. (a)(b)	1,516,947	1,562,455
Lyell Immunopharma, Inc. (a)(b)	1,681,934	2,707,914
Macrogenics, Inc. (a)(b)	644,408	2,422,974
Madrigal Pharmaceuticals, Inc. (a)(b)	183,975	52,370,324
MannKind Corp. (a)(b)	2,777,642	15,999,218
MeiraGTx Holdings PLC (a)	407,733	2,132,444
Mersana Therapeutics, Inc. (a)	1,198,448	2,396,896
Metagenomi, Inc. (b)	63,819	247,618
MiMedx Group, Inc. (a)	1,245,055	9,275,660
Mineralys Therapeutics, Inc. (a)(b)	299,159	3,706,580
Mirum Pharmaceuticals, Inc. (a)(b)	412,036	16,708,060
Monte Rosa Therapeutics, Inc. (a)	319,784	1,445,424
Morphic Holding, Inc. (a)	417,592	23,660,763
Myriad Genetics, Inc. (a)	938,352	26,245,705
Neurogene, Inc. (a)	108,583	4,467,105
Nkarta, Inc. (a)	556,893	3,580,822
Novavax, Inc. (a)(b)	1,481,467	18,977,592
Nurix Therapeutics, Inc. (a)	635,924	13,914,017
Nuvalent, Inc. Class A (a)(b)	335,183	26,794,529
Ocugen, Inc. (a)(b)	2,689,428	3,778,646
Olema Pharmaceuticals, Inc. (a)(b)	419,206	6,774,369
Omniab, Inc. (a)(b)(c)	45,323	129,624
Omniab, Inc. (a)(b)(c)	45,323	118,746
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)(b)	756,729	2,285,322
ORIC Pharmaceuticals, Inc. (a)(b)	645,193	7,226,162
Outlook Therapeutics, Inc. (a)(b)	81,069	628,285
Ovid Therapeutics, Inc. (a)(b)	637,515	663,016
PepGen, Inc. (a)	163,795	1,872,177
Perspective Therapeutics, Inc. (a)	494,289	6,722,330
Poseida Therapeutics, Inc. (a)	721,192	2,545,808
Praxis Precision Medicines, Inc. (a)	181,144	10,453,820
Precigen, Inc. (a)(b)	1,320,392	2,006,996
Prelude Therapeutics, Inc. (a)	138,726	883,685
Prime Medicine, Inc. (a)(b)	595,962	3,343,347
ProKidney Corp. Class A (a)(b)	661,468	1,547,835
Protagonist Therapeutics, Inc. (a)	615,107	23,029,606
Prothena Corp. PLC (a)	445,561	10,372,660
PTC Therapeutics, Inc. (a)	797,343	26,990,061
Puma Biotechnology, Inc. (a)(b)	432,340	1,549,939
Pyxis Oncology, Inc. (a)(b)	512,928	2,010,678
Q32 Bio, Inc. (a)(b)	63,003	2,399,154
RAPT Therapeutics, Inc. (a)(b)	304,628	956,532
Recursion Pharmaceuticals, Inc. Class A (a)(b)	2,170,472	17,797,870
REGENXBIO, Inc. (a)	481,633	6,863,270
Regulus Therapeutics, Inc. (a)	653,184	1,175,731
Relay Therapeutics, Inc. (a)	1,042,254	8,567,328
Renovaro, Inc. (a)(b)	502,092	366,527
Replimune Group, Inc. (a)	525,491	5,254,910
Revolution Medicines, Inc. (a)	1,597,537	72,911,589
Rhythm Pharmaceuticals, Inc. (a)(b)	575,118	27,726,439
Rigel Pharmaceuticals, Inc. (a)	181,484	1,920,101
Rocket Pharmaceuticals, Inc. (a)	690,364	16,706,809
Sage Therapeutics, Inc. (a)	562,763	6,162,255
Sana Biotechnology, Inc. (a)(b)	1,387,784	8,451,605
Savara, Inc. (a)(b)	1,018,363	4,684,470
Scholar Rock Holding Corp. (a)(b)	716,986	6,510,233
Sera Prognostics, Inc. (a)	291,643	2,417,720
Shattuck Labs, Inc. (a)	411,608	1,638,200
Skye Bioscience, Inc. (a)(b)	180,815	934,814
Soleno Therapeutics, Inc. (a)	231,318	11,156,467
Solid Biosciences, Inc. (a)	237,791	2,121,096
SpringWorks Therapeutics, Inc. (a)	722,028	25,928,025
Spyre Therapeutics, Inc. (a)	363,391	9,993,253
Stoke Therapeutics, Inc. (a)(b)	374,991	5,613,615
Summit Therapeutics, Inc. (a)(b)	918,136	9,915,869
Sutro Biopharma, Inc. (a)	859,473	3,412,108
Syndax Pharmaceuticals, Inc. (a)(b)	862,209	19,572,144
Tango Therapeutics, Inc. (a)	500,497	4,929,895
Taysha Gene Therapies, Inc. (a)	1,680,657	3,714,252
Tenaya Therapeutics, Inc. (a)	578,192	2,023,672
Tevogen Bio Holdings, Inc. Class A (a)(b)	207,867	133,035
TG Therapeutics, Inc. (a)	1,465,192	28,952,194
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Tourmaline Bio, Inc.	242,316	4,090,294
Travere Therapeutics, Inc. (a)(b)	771,240	7,357,630
TScan Therapeutics, Inc. (a)	405,795	2,897,376
Twist Bioscience Corp. (a)	604,431	33,733,294
Tyra Biosciences, Inc. (a)	213,201	4,724,534
UroGen Pharma Ltd. (a)(b)	360,455	5,929,485
Vanda Pharmaceuticals, Inc. (a)(b)	593,119	3,463,815
Vaxcyte, Inc. (a)	1,144,444	90,285,187
Vera Therapeutics, Inc. (a)	409,219	14,973,323
Veracyte, Inc. (a)	806,796	19,363,104
Verastem, Inc. (a)(b)	258,734	672,708
Vericel Corp. (a)	508,750	25,702,050
Verve Therapeutics, Inc. (a)(b)	746,711	5,226,977
Vir Biotechnology, Inc. (a)	936,662	9,516,486
Viridian Therapeutics, Inc. (a)(b)	653,930	11,018,721
Voyager Therapeutics, Inc. (a)(b)	479,983	4,411,044
Werewolf Therapeutics, Inc. (a)	316,747	712,681
X4 Pharmaceuticals, Inc. (a)(b)	1,745,126	1,396,275
Xbiotech, Inc. (a)(b)	189,082	1,459,713
Xencor, Inc. (a)	621,715	12,695,420
XOMA Corp. (a)(b)	83,335	2,230,045
Y-mAbs Therapeutics, Inc. (a)(b)	387,353	4,756,695
Zentalis Pharmaceuticals, Inc. (a)	594,665	2,313,247
Zura Bio Ltd. Class A (a)(b)	206,512	815,722
Zymeworks, Inc. (a)	586,373	6,133,462
		2,515,189,718
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)(b)	978,926	1,801,224
Alphatec Holdings, Inc. (a)	1,072,784	10,835,118
Angiodynamics, Inc. (a)	398,935	3,127,650
Artivion, Inc. (a)(b)	417,032	11,322,419
Atricure, Inc. (a)	496,158	10,702,128
Atrion Corp.	14,391	6,595,395
Avanos Medical, Inc. (a)	475,490	11,373,721
AxoGen, Inc. (a)(b)	446,125	3,916,978
Axonics, Inc. (a)	535,367	36,661,932
Bioventus, Inc. (a)	394,952	2,768,614
Cerus Corp. (a)(b)	1,892,597	4,277,269
CONMED Corp.	322,743	22,282,177
CVRx, Inc. (a)(b)	140,495	1,201,232
Embecta Corp.	606,078	9,497,242
Fractyl Health, Inc. (b)	74,979	239,183
Glaukos Corp. (a)	513,090	60,118,755
Haemonetics Corp. (a)	526,085	47,373,954
ICU Medical, Inc. (a)	224,581	28,517,295
Inari Medical, Inc. (a)	554,732	25,828,322
InMode Ltd. (a)(b)	834,610	15,123,133
Inogen, Inc. (a)	247,996	2,293,963
Integer Holdings Corp. (a)	349,369	41,491,062
Integra LifeSciences Holdings Corp. (a)	716,427	17,774,554
IRadimed Corp.	85,007	3,970,677
iRhythm Technologies, Inc. (a)(b)	327,695	28,263,694
Lantheus Holdings, Inc. (a)	713,064	74,750,499
LeMaitre Vascular, Inc.	213,490	18,550,146
LivaNova PLC (a)	571,951	28,254,379
Merit Medical Systems, Inc. (a)	599,960	51,170,588
Neogen Corp. (a)(b)	2,286,870	38,945,396
NeuroPace, Inc. (a)	142,283	1,099,848
Nevro Corp. (a)	378,185	3,755,377
Novocure Ltd. (a)	1,116,568	25,424,253
Omnicell, Inc. (a)	476,612	13,921,837
OraSure Technologies, Inc. (a)	774,020	3,467,610
Orchestra BioMed Holdings, Inc. (a)(b)	243,065	1,793,820
Orthofix Medical, Inc. (a)	352,845	5,673,748
OrthoPediatrics Corp. (a)	172,492	5,309,304
Paragon 28, Inc. (a)(b)	493,758	3,846,375
PROCEPT BioRobotics Corp. (a)(b)	445,349	28,199,499
Pulmonx Corp. (a)(b)	396,607	2,740,554
Pulse Biosciences, Inc. (a)(b)	207,064	3,097,677
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	17,423	72,966
warrants 6/26/30 (a)(b)	17,423	72,966
RxSight, Inc. (a)	358,263	16,397,698
Sanara Medtech, Inc. (a)(b)	42,219	1,346,364
Semler Scientific, Inc. (a)(b)	50,319	1,668,075
SI-BONE, Inc. (a)(b)	426,146	6,477,419
Sight Sciences, Inc. (a)(b)	369,451	2,874,329
Silk Road Medical, Inc. (a)	412,014	11,128,498
Staar Surgical Co. (a)(b)	519,196	21,416,835
Stereotaxis, Inc. (a)	562,158	1,124,316
SurModics, Inc. (a)(b)	144,488	5,981,803
Tactile Systems Technology, Inc. (a)	246,956	3,153,628
Tandem Diabetes Care, Inc. (a)	679,055	25,111,454
TransMedics Group, Inc. (a)	336,837	47,918,432
Treace Medical Concepts, Inc. (a)	511,336	3,696,959
UFP Technologies, Inc. (a)	76,307	24,539,568
Utah Medical Products, Inc.	35,103	2,443,169
Varex Imaging Corp. (a)(b)	401,139	5,932,846
Zimvie, Inc. (a)	284,012	6,004,014
Zynex, Inc. (a)(b)	159,512	1,435,608
		906,155,548
Health Care Providers & Services - 2.9%
Accolade, Inc. (a)(b)	774,481	3,175,372
AdaptHealth Corp. (a)	1,067,892	12,131,253
Addus HomeCare Corp. (a)	165,642	20,102,313
agilon health, Inc. (a)	3,234,200	22,283,638
AirSculpt Technologies, Inc. (a)(b)	135,994	675,890
Alignment Healthcare, Inc. (a)	1,050,088	9,177,769
AMN Healthcare Services, Inc. (a)	396,743	26,827,762
Astrana Health, Inc. (a)(b)	452,717	23,749,534
Aveanna Healthcare Holdings, Inc. (a)	547,927	2,306,773
BrightSpring Health Services, Inc. (b)	563,348	6,979,882
Brookdale Senior Living, Inc. (a)	2,005,458	15,502,190
Castle Biosciences, Inc. (a)(b)	272,373	6,572,360
Community Health Systems, Inc. (a)	1,319,915	6,942,753
Corvel Corp. (a)	93,218	28,599,282
Cross Country Healthcare, Inc. (a)	347,741	6,342,796
DocGo, Inc. Class A (a)(b)	1,066,791	3,872,451
Enhabit Home Health & Hospice (a)	519,714	5,321,871
Fulgent Genetics, Inc. (a)	209,143	5,004,792
GeneDx Holdings Corp. Class A (a)	127,917	4,185,444
Guardant Health, Inc. (a)	1,237,355	43,468,281
HealthEquity, Inc. (a)	887,843	69,677,919
Hims & Hers Health, Inc. (a)	1,992,387	42,318,300
InfuSystems Holdings, Inc. (a)(b)	197,898	1,365,496
Innovage Holding Corp. (a)(b)	195,808	1,229,674
LifeStance Health Group, Inc. (a)(b)	1,252,549	6,901,545
Modivcare, Inc. (a)	116,499	2,658,507
Nano-X Imaging Ltd. (a)(b)	570,397	4,916,822
National Healthcare Corp.	131,655	17,926,145
National Research Corp. Class A	158,536	4,041,083
NeoGenomics, Inc. (a)	1,336,778	23,701,074
Opko Health, Inc. (a)(b)	3,380,873	4,800,840
Option Care Health, Inc. (a)	1,827,987	54,272,934
Owens & Minor, Inc. (a)	790,478	12,979,649
PACS Group, Inc.	260,899	9,340,184
Patterson Companies, Inc.	843,213	21,291,128
Pediatrix Medical Group, Inc. (a)	876,771	7,312,270
Pennant Group, Inc. (a)	305,406	9,104,153
Performant Financial Corp. (a)(b)	734,176	2,723,793
PetIQ, Inc. Class A (a)(b)	283,434	6,201,536
Privia Health Group, Inc. (a)	1,071,925	22,231,725
Progyny, Inc. (a)(b)	886,457	24,998,087
Quipt Home Medical Corp. (a)	420,658	1,623,740
RadNet, Inc. (a)	694,258	41,481,916
Select Medical Holdings Corp.	1,119,563	44,513,825
Sonida Senior Living, Inc. (a)	35,700	1,152,753
Surgery Partners, Inc. (a)(b)	806,067	24,472,194
Talkspace, Inc. Class A (a)(b)	1,298,188	2,609,358
The Ensign Group, Inc.	581,780	81,885,535
The Joint Corp. (a)(b)	113,635	1,638,617
U.S. Physical Therapy, Inc.	156,919	15,299,603
Viemed Healthcare, Inc. (a)	359,610	2,592,788
		820,485,599
Health Care Technology - 0.3%
Definitive Healthcare Corp. (a)	563,259	2,196,710
Evolent Health, Inc. Class A (a)(b)	1,213,779	28,305,326
Health Catalyst, Inc. (a)	614,810	4,531,150
HealthStream, Inc.	257,908	7,662,447
Lifemd, Inc. (a)(b)	368,550	2,627,762
OptimizeRx Corp. (a)	186,150	2,030,897
Phreesia, Inc. (a)	536,809	13,393,385
Schrodinger, Inc. (a)(b)	584,997	13,033,733
Simulations Plus, Inc.	168,185	6,868,675
Teladoc Health, Inc. (a)(b)	1,783,520	16,818,594
		97,468,679
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)(b)	1,214,210	5,524,656
Akoya Biosciences, Inc. (a)(b)	272,412	672,858
BioLife Solutions, Inc. (a)	373,724	8,976,850
ChromaDex, Inc. (a)(b)	516,129	1,543,226
Codexis, Inc. (a)(b)	733,960	2,627,577
Conduit Pharmaceuticals, Inc. Class A (a)(b)	234,143	54,204
CryoPort, Inc. (a)	455,308	4,202,493
Cytek Biosciences, Inc. (a)(b)	1,272,367	8,537,583
Harvard Bioscience, Inc. (a)(b)	413,684	1,323,789
Lifecore Biomedical (a)(b)	215,332	1,363,052
Maravai LifeSciences Holdings, Inc. Class A (a)	1,155,133	11,239,444
MaxCyte, Inc. (a)	1,095,804	5,259,859
Mesa Laboratories, Inc.	53,917	6,174,575
Nautilus Biotechnology, Inc. Class A (a)(b)	493,091	1,336,277
OmniAb, Inc. (a)(b)	958,568	4,591,541
Pacific Biosciences of California, Inc. (a)(b)	2,862,518	5,896,787
Quanterix Corp. (a)	376,386	5,555,457
Quantum-Si, Inc. Class A (a)(b)	1,031,061	1,123,856
Standard BioTools, Inc. (a)(b)	3,154,435	7,065,934
		83,070,018
Pharmaceuticals - 1.6%
Alimera Sciences, Inc. (a)	225,466	1,253,591
Alto Neuroscience, Inc. (b)	92,251	994,466
Amneal Intermediate, Inc. Class A, (a)(b)	1,668,355	12,229,042
Amphastar Pharmaceuticals, Inc. (a)(b)	403,007	17,538,865
ANI Pharmaceuticals, Inc. (a)	194,323	12,770,908
Aquestive Therapeutics, Inc. (a)(b)	779,256	2,992,343
Arvinas Holding Co. LLC (a)	674,381	18,552,221
Atea Pharmaceuticals, Inc. (a)	786,112	3,002,948
Avadel Pharmaceuticals PLC sponsored (a)	969,694	15,844,800
Axsome Therapeutics, Inc. (a)(b)	382,568	33,402,012
Biote Corp. Class A (a)	281,162	2,229,615
Cassava Sciences, Inc. (a)(b)	426,105	9,468,053
Collegium Pharmaceutical, Inc. (a)	340,917	13,149,169
Contineum Therapeutics, Inc. Class A (b)	72,879	1,461,953
Corcept Therapeutics, Inc. (a)(b)	848,015	32,792,740
CorMedix, Inc. (a)(b)	581,420	2,662,904
Edgewise Therapeutics, Inc. (a)	762,424	12,984,081
Enliven Therapeutics, Inc. (a)(b)	369,762	9,754,322
Esperion Therapeutics, Inc. (a)(b)	1,986,785	4,589,473
Evolus, Inc. (a)	580,951	7,215,411
Eyepoint Pharmaceuticals, Inc. (a)(b)	524,487	5,181,932
Fulcrum Therapeutics, Inc. (a)	651,581	6,046,672
Harmony Biosciences Holdings, Inc. (a)(b)	318,023	10,768,259
Harrow, Inc. (a)(b)	320,125	8,252,823
Innoviva, Inc. (a)(b)	574,787	10,828,987
Ligand Pharmaceuticals, Inc. (a)(b)	178,742	19,481,091
Liquidia Corp. (a)(b)	606,633	7,237,132
Longboard Pharmaceuticals, Inc. (a)	339,712	11,292,027
Lyra Therapeutics, Inc. (a)(b)	324,131	105,472
MediWound Ltd. (a)(b)	83,885	1,613,109
Mind Medicine (MindMed), Inc. (a)(b)	756,058	7,001,097
Nektar Therapeutics (a)	1,874,839	2,512,284
Neumora Therapeutics, Inc. (b)	882,505	11,349,014
Novartis AG rights (a)(c)	526,013	6
Nuvation Bio, Inc. Class A (a)	1,885,664	7,222,093
Ocular Therapeutix, Inc. (a)(b)	1,634,287	13,826,068
Omeros Corp. (a)(b)	583,318	3,144,084
Pacira Biosciences, Inc. (a)(b)	478,884	9,888,955
Phathom Pharmaceuticals, Inc. (a)(b)	356,189	4,210,154
Phibro Animal Health Corp. Class A	213,532	4,031,484
Pliant Therapeutics, Inc. (a)(b)	594,285	8,504,218
Prestige Consumer Healthcare, Inc. (a)(b)	518,292	36,700,257
Revance Therapeutics, Inc. (a)(b)	1,090,027	4,120,302
Scilex Holding Co. (a)(i)	528,042	671,669
scPharmaceuticals, Inc. (a)(b)	295,215	1,484,931
SIGA Technologies, Inc. (b)	487,230	4,862,555
Supernus Pharmaceuticals, Inc. (a)(b)	526,194	15,691,105
Tarsus Pharmaceuticals, Inc. (a)(b)	386,951	9,399,040
Telomir Pharmaceuticals, Inc. (b)	49,940	180,283
Terns Pharmaceuticals, Inc. (a)	604,586	4,685,542
Theravance Biopharma, Inc. (a)	382,958	3,871,705
Third Harmonics Bio, Inc. (a)	208,257	2,528,240
Trevi Therapeutics, Inc. (a)	617,813	1,964,645
Ventyx Biosciences, Inc. (a)(b)	633,265	1,469,175
Verrica Pharmaceuticals, Inc. (a)(b)	200,116	1,318,764
WAVE Life Sciences (a)	814,978	5,387,005
Xeris Biopharma Holdings, Inc. (a)(b)	1,461,880	3,625,462
Zevra Therapeutics, Inc. (a)(b)	442,055	2,868,937
		468,215,495
TOTAL HEALTH CARE		4,890,585,057
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.0%
AAR Corp. (a)	361,074	23,325,380
AeroVironment, Inc. (a)	274,684	49,042,081
AerSale Corp. (a)(b)	349,780	2,357,517
Archer Aviation, Inc. Class A (a)(b)	2,451,172	10,221,387
Astronics Corp. (a)	302,420	6,964,733
Byrna Technologies, Inc. (a)	184,661	1,732,120
Cadre Holdings, Inc.	273,386	10,033,266
Ducommun, Inc. (a)	141,574	9,084,804
Eve Holding, Inc. (a)(b)	181,393	623,992
Intuitive Machines, Inc. Class A (a)(b)	299,518	1,192,082
Kratos Defense & Security Solutions, Inc. (a)(b)	1,553,002	35,004,665
Leonardo DRS, Inc. (a)	776,804	21,905,873
Mercury Systems, Inc. (a)	573,113	20,374,167
Moog, Inc. Class A	298,226	58,482,119
National Presto Industries, Inc.	54,350	4,156,145
Park Aerospace Corp.	193,983	2,601,312
Redwire Corp. Class A (a)(b)	239,051	1,692,481
Rocket Lab U.S.A., Inc. Class A (a)(b)	3,649,992	19,125,958
Terran Orbital Corp. Class A (a)(b)	1,593,464	1,146,816
Triumph Group, Inc. (a)	676,855	11,093,653
V2X, Inc. (a)	127,661	6,654,968
Virgin Galactic Holdings, Inc. (a)(b)	196,436	1,396,660
VirTra, Inc. (a)(b)	110,272	967,085
		299,179,264
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	535,769	8,647,312
Forward Air Corp. (b)	262,006	6,644,472
Hub Group, Inc. Class A	641,015	29,980,272
Radiant Logistics, Inc. (a)	367,137	2,283,592
		47,555,648
Building Products - 1.5%
American Woodmark Corp. (a)	166,361	16,993,776
Apogee Enterprises, Inc.	230,450	15,818,088
AZZ, Inc.	308,787	24,690,609
Caesarstone Sdot-Yam Ltd. (a)(b)	210,808	1,336,523
CSW Industrials, Inc.	162,305	52,654,988
Gibraltar Industries, Inc. (a)	321,046	23,844,086
Griffon Corp.	404,886	29,176,085
Insteel Industries, Inc.	197,593	6,767,560
Janus International Group, Inc. (a)	1,487,269	21,446,419
Jeld-Wen Holding, Inc. (a)	899,126	15,006,413
MasterBrand, Inc. (a)	1,327,595	23,963,090
Quanex Building Products Corp.	464,484	15,513,766
Resideo Technologies, Inc. (a)	1,532,779	34,824,739
Tecnoglass, Inc.	236,349	12,717,940
UFP Industries, Inc.	634,808	83,750,219
Zurn Elkay Water Solutions Cor	1,523,890	49,465,469
		427,969,770
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	663,071	36,840,225
ACCO Brands Corp. (b)	959,029	4,900,638
ACV Auctions, Inc. Class A (a)(b)	1,555,037	26,560,032
Aris Water Solution, Inc. Class A	285,013	5,047,580
Bridger Aerospace Group Holdings, Inc. (a)(b)	86,453	290,482
BrightView Holdings, Inc. (a)	466,511	6,713,093
Casella Waste Systems, Inc. Class A (a)(b)	599,512	62,085,463
CECO Environmental Corp. (a)	309,229	9,029,487
Cimpress PLC (a)	189,327	17,279,875
CompX International, Inc. Class A (b)	16,226	416,035
CoreCivic, Inc. (a)	1,154,447	16,092,991
Deluxe Corp.	467,153	11,389,190
Driven Brands Holdings, Inc. (a)	623,648	8,381,829
Ennis, Inc.	267,160	6,369,094
Enviri Corp. (a)	830,665	9,818,460
Healthcare Services Group, Inc. (a)	765,021	8,744,190
HNI Corp.	494,577	27,177,006
Interface, Inc.	604,020	10,437,466
LanzaTech Global, Inc. Class A (a)(b)	1,173,164	2,123,427
Liquidity Services, Inc. (a)(b)	224,654	5,047,975
Matthews International Corp. Class A	311,436	9,016,072
Millerknoll, Inc. (b)	751,347	23,306,784
Montrose Environmental Group, Inc. (a)	334,251	10,659,264
NL Industries, Inc.	87,859	561,419
OpenLane, Inc. (a)	1,117,611	19,982,885
Perma-Fix Environmental Services, Inc. (a)(b)	132,553	1,682,098
Pitney Bowes, Inc. (b)	1,687,872	11,139,955
Quad/Graphics, Inc. Class A (b)	313,185	1,431,255
Quest Resource Holding Corp. (a)	177,968	1,502,050
Steelcase, Inc. Class A	972,146	14,086,396
The Brink's Co.	470,453	51,745,125
The GEO Group, Inc. (a)	1,302,847	18,891,282
UniFirst Corp.	157,843	30,706,777
Viad Corp. (a)	213,921	7,112,873
Virco Manufacturing Co. (b)	111,360	1,959,936
VSE Corp.	143,931	12,808,420
		491,337,129
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)(b)	337,708	10,661,442
Arcosa, Inc.	508,529	47,247,429
Argan, Inc.	130,407	10,293,025
Bowman Consulting Group Ltd. (a)	139,820	4,994,370
Centuri Holdings, Inc. (b)	142,757	2,356,918
Concrete Pumping Holdings, Inc. (a)	245,776	1,639,326
Construction Partners, Inc. Class A (a)	451,227	29,171,826
Dycom Industries, Inc. (a)	297,961	54,678,823
Fluor Corp. (a)	1,790,971	86,145,705
Granite Construction, Inc.	462,746	31,679,591
Great Lakes Dredge & Dock Corp. (a)	686,894	6,477,410
IES Holdings, Inc. (a)	87,910	13,535,503
Limbach Holdings, Inc. (a)	107,773	6,867,296
Matrix Service Co. (a)	276,467	2,797,846
MYR Group, Inc. (a)	174,333	24,490,300
Northwest Pipe Co. (a)	99,531	3,797,108
Orion Group Holdings, Inc. (a)	322,534	2,648,004
Primoris Services Corp.	560,746	31,665,327
Southland Holdings, Inc. (a)	97,147	378,873
Sterling Construction Co., Inc. (a)	317,545	36,949,536
Tutor Perini Corp. (a)	456,200	11,354,818
		419,830,476
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	669,307	809,861
Allient, Inc.	152,380	4,409,877
American Superconductor Corp. (a)(b)	359,379	8,682,597
Amprius Technologies, Inc. (a)(b)	135,139	162,167
Array Technologies, Inc. (a)	1,601,696	16,849,842
Atkore, Inc.	385,210	52,003,350
Blink Charging Co. (a)(b)	1,013,549	3,334,576
Bloom Energy Corp. Class A (a)(b)	2,085,842	28,242,301
ChargePoint Holdings, Inc. Class A (a)(b)	4,075,507	8,843,850
Energy Vault Holdings, Inc. Class A (a)(b)	1,067,179	1,088,523
EnerSys	419,464	46,111,678
Enovix Corp. (a)(b)	1,560,706	22,489,773
Fluence Energy, Inc. (a)(b)	640,167	10,485,935
Freyr Battery, Inc. (b)	1,163,424	2,094,163
FuelCell Energy, Inc. (a)(b)	4,674,311	2,367,071
GrafTech International Ltd.	2,663,969	2,046,195
LSI Industries, Inc.	294,472	5,023,692
Net Power, Inc. Class A (a)(b)	221,946	2,121,804
Nextracker, Inc. Class A (a)	1,223,496	60,122,593
NuScale Power Corp. Class A (a)(b)	814,725	8,326,490
Plug Power, Inc. (a)(b)	6,615,328	16,339,860
Powell Industries, Inc.	98,307	18,052,114
Preformed Line Products Co.	25,496	3,515,134
SES AI Corp. Class A (a)(b)	1,361,099	1,674,152
Shoals Technologies Group, Inc. (a)(b)	1,798,730	11,691,745
SolarMax Technology, Inc. (b)	54,927	232,890
Solidion Technology, Inc. Class A (a)(b)	81,794	33,781
Stem, Inc. (a)(b)	1,588,011	1,937,373
SunPower Corp. (a)(b)	908,571	775,465
Sunrun, Inc. (a)(b)	2,292,145	40,181,302
Thermon Group Holdings, Inc. (a)	351,279	11,525,464
TPI Composites, Inc. (a)(b)	484,446	2,063,740
Ultralife Corp. (a)	106,453	1,275,307
Vicor Corp. (a)	235,453	9,914,926
		404,829,591
Ground Transportation - 0.5%
ArcBest Corp.	247,306	31,172,921
Covenant Transport Group, Inc. Class A	84,969	4,754,016
FTAI Infrastructure LLC	1,062,606	10,955,468
Heartland Express, Inc.	485,567	6,297,804
Hertz Global Holdings, Inc. (a)(b)	1,277,962	5,214,085
Marten Transport Ltd.	608,586	11,447,503
P.A.M. Transportation Services, Inc. (a)	61,862	1,261,366
RXO, Inc. (a)(b)	1,222,635	38,769,756
Universal Logistics Holdings, Inc.	72,427	3,116,534
Werner Enterprises, Inc. (b)	660,839	25,898,280
		138,887,733
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	267,538	6,032,982
Machinery - 3.9%
3D Systems Corp. (a)(b)	1,330,480	4,856,252
Alamo Group, Inc.	107,472	20,712,004
Albany International Corp. Class A	327,097	30,609,737
Astec Industries, Inc.	238,474	8,368,053
Atmus Filtration Technologies, Inc.	874,881	26,981,330
Barnes Group, Inc.	486,840	19,639,126
Blue Bird Corp. (a)	338,286	17,631,466
Chart Industries, Inc. (a)(b)	442,972	71,353,930
Columbus McKinnon Corp. (NY Shares)	297,803	11,364,162
Commercial Vehicle Group, Inc. (a)	326,453	1,779,169
Douglas Dynamics, Inc.	237,835	6,875,810
Eastern Co.	54,861	1,615,108
Energy Recovery, Inc. (a)	596,235	8,693,106
Enerpac Tool Group Corp. Class A	571,536	22,975,747
EnPro Industries, Inc.	220,601	37,709,535
ESCO Technologies, Inc.	271,590	33,394,706
Federal Signal Corp.	631,755	63,156,547
Franklin Electric Co., Inc.	475,180	50,663,692
Gencor Industries, Inc. (a)	108,454	2,671,222
Gorman-Rupp Co.	220,630	9,114,225
Graham Corp. (a)	108,706	3,562,296
Helios Technologies, Inc.	348,137	15,996,895
Hillenbrand, Inc.	736,680	32,583,356
Hillman Solutions Corp. Class A (a)	2,068,032	20,990,525
Hyliion Holdings Corp. Class A (a)(b)	1,480,919	3,287,640
Hyster-Yale Materials Handling, Inc. Class A	120,993	9,889,968
John Bean Technologies Corp.	332,803	32,741,159
Kadant, Inc. (b)	123,217	43,309,543
Kennametal, Inc.	829,441	21,681,588
L.B. Foster Co. Class A (a)	94,301	2,264,167
Lindsay Corp.	114,918	14,478,519
Luxfer Holdings PLC sponsored	281,541	3,643,141
Manitowoc Co., Inc. (a)	361,716	4,572,090
Mayville Engineering Co., Inc. (a)	135,060	2,580,997
Miller Industries, Inc.	117,623	7,991,307
Mueller Industries, Inc.	1,173,216	83,227,943
Mueller Water Products, Inc.	1,630,086	33,710,178
NN, Inc. (a)(b)	485,140	1,901,749
Omega Flex, Inc.	36,900	1,940,202
Park-Ohio Holdings Corp.	89,668	2,799,435
Proto Labs, Inc. (a)	269,599	9,387,437
REV Group, Inc.	541,303	15,795,222
Shyft Group, Inc. (The)	354,922	5,952,042
SPX Technologies, Inc. (a)	472,712	69,743,928
Standex International Corp.	122,076	22,803,797
Taylor Devices, Inc. (a)(b)	25,431	1,306,136
Tennant Co.	198,936	21,423,418
Terex Corp.	699,206	44,231,772
The Greenbrier Companies, Inc. (b)	322,148	16,432,769
Titan International, Inc. (a)(b)	517,847	4,412,056
Trinity Industries, Inc.	856,042	28,300,749
Twin Disc, Inc.	114,895	1,656,786
Wabash National Corp.	468,112	10,059,727
Watts Water Technologies, Inc. Class A	287,263	59,612,818
		1,104,436,282
Marine Transportation - 0.3%
Costamare, Inc.	448,478	6,646,444
Genco Shipping & Trading Ltd.	443,171	8,601,949
Golden Ocean Group Ltd.	1,278,616	15,880,411
Himalaya Shipping Ltd.	310,911	2,524,597
Matson, Inc.	356,406	47,298,640
Pangaea Logistics Solutions Ltd.	324,576	2,356,422
Safe Bulkers, Inc. (b)	657,092	3,324,886
		86,633,349
Passenger Airlines - 0.4%
Allegiant Travel Co.	162,178	9,093,320
Blade Air Mobility, Inc. (a)(b)	598,623	1,975,456
Frontier Group Holdings, Inc. (a)(b)	437,613	1,724,195
Hawaiian Holdings, Inc. (a)	533,466	6,823,030
JetBlue Airways Corp. (a)(b)	3,206,952	20,556,562
Joby Aviation, Inc. (a)(b)	4,216,412	25,214,144
SkyWest, Inc. (a)	416,179	33,269,349
Spirit Airlines, Inc. (b)	1,141,281	3,435,256
Sun Country Airlines Holdings, Inc. (a)	412,081	5,398,261
Wheels Up Experience, Inc. Class A (a)(b)	940,338	2,473,089
		109,962,662
Professional Services - 2.3%
Alight, Inc. Class A (a)(b)	4,975,305	37,663,059
Asure Software, Inc. (a)(b)	248,000	2,554,400
Barrett Business Services, Inc.	270,490	9,856,656
BlackSky Technology, Inc. Class A (a)(b)	1,140,767	1,277,659
CBIZ, Inc. (a)	503,130	34,917,222
Conduent, Inc. (a)	1,681,705	6,861,356
CRA International, Inc.	70,091	12,251,907
CSG Systems International, Inc.	309,348	14,489,860
DLH Holdings Corp. (a)	85,661	991,098
ExlService Holdings, Inc. (a)	1,648,706	58,133,374
Exponent, Inc.	530,326	56,256,982
First Advantage Corp. (b)	534,835	9,209,859
FiscalNote Holdings, Inc. Class A (a)(b)	621,688	951,183
Forrester Research, Inc. (a)	122,894	2,481,230
Franklin Covey Co. (a)	119,205	5,210,451
Heidrick & Struggles International, Inc.	211,798	8,501,572
Hirequest, Inc. (b)	57,129	768,385
Huron Consulting Group, Inc. (a)	186,180	20,481,662
IBEX Ltd. (a)(b)	92,906	1,620,281
ICF International, Inc.	195,490	28,756,579
Innodata, Inc. (a)(b)	284,475	5,504,591
Insperity, Inc.	375,933	38,615,838
Kelly Services, Inc. Class A (non-vtg.)	322,056	7,577,978
Kforce, Inc.	195,896	13,608,895
Korn Ferry	545,268	40,197,157
LegalZoom.com, Inc. (a)	1,445,481	9,655,813
Maximus, Inc.	638,630	59,322,341
MISTRAS Group, Inc. (a)	215,418	2,154,180
NV5 Global, Inc. (a)	149,608	15,430,569
Planet Labs PBC Class A (a)(b)	1,770,661	4,497,479
Resources Connection, Inc.	335,723	4,005,175
Spire Global, Inc. (a)(b)	235,571	3,283,860
Sterling Check Corp. (a)(b)	349,844	5,485,554
TriNet Group, Inc.	340,198	35,465,642
TrueBlue, Inc. (a)	317,257	3,791,221
Ttec Holdings, Inc. (b)	203,994	1,627,872
Upwork, Inc. (a)	1,307,501	15,846,912
Verra Mobility Corp. (a)	1,746,269	52,615,085
Willdan Group, Inc. (a)	133,221	4,513,527
WNS Holdings Ltd.	486,034	28,957,906
		665,392,370
Trading Companies & Distributors - 2.3%
Alta Equipment Group, Inc.	280,564	2,945,922
Applied Industrial Technologies, Inc.	403,474	88,033,992
Beacon Roofing Supply, Inc. (a)	667,334	68,601,935
BlueLinx Corp. (a)	88,574	10,681,139
Boise Cascade Co.	415,477	59,035,127
Custom Truck One Source, Inc. Class A (a)(b)	529,752	2,654,058
Distribution Solutions Group I (a)	111,982	3,779,393
DNOW, Inc. (a)	1,131,328	17,377,198
DXP Enterprises, Inc. (a)	130,933	7,169,891
EVI Industries, Inc. (b)	53,650	1,096,070
FTAI Aviation Ltd.	1,044,904	116,454,551
GATX Corp.	373,140	52,053,030
Global Industrial Co.	142,966	4,986,654
GMS, Inc. (a)	419,449	40,363,577
H&E Equipment Services, Inc.	338,874	17,723,110
Herc Holdings, Inc.	295,126	45,992,436
Hudson Technologies, Inc. (a)	464,072	3,972,456
Karat Packaging, Inc.	73,091	2,183,228
McGrath RentCorp.	255,571	28,069,363
MRC Global, Inc. (a)	883,229	12,789,156
Rush Enterprises, Inc.:
Class A	723,925	36,927,414
Class B	2,479	117,207
Titan Machinery, Inc. (a)	212,728	3,792,940
Transcat, Inc. (a)	90,793	10,462,985
Willis Lease Finance Corp.	31,448	2,713,333
Xometry, Inc. (a)(b)	442,143	6,468,552
		646,444,717
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	118,883	1,218,551
TOTAL INDUSTRIALS		4,849,710,524
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	825,289	5,587,207
Applied Optoelectronics, Inc. (a)(b)	388,945	3,714,425
Aviat Networks, Inc. (a)	120,315	3,729,765
Calix, Inc. (a)	617,794	25,409,867
Clearfield, Inc. (a)(b)	132,339	5,743,513
CommScope Holding Co., Inc. (a)	2,206,733	5,715,438
Digi International, Inc. (a)(b)	375,695	10,256,474
Extreme Networks, Inc. (a)	1,316,754	18,829,582
Harmonic, Inc. (a)	1,160,251	17,009,280
Infinera Corp. (a)(b)	2,093,687	12,436,501
NETGEAR, Inc. (a)	294,831	4,681,916
NetScout Systems, Inc. (a)	723,751	14,728,333
Ribbon Communications, Inc. (a)	953,339	3,231,819
ViaSat, Inc. (a)(b)	1,271,430	25,708,315
Viavi Solutions, Inc. (a)	2,304,297	18,526,548
		175,308,983
Electronic Equipment, Instruments & Components - 3.0%
908 Devices, Inc. (a)(b)	247,945	1,410,807
Advanced Energy Industries, Inc.	392,525	45,678,134
Aeva Technologies, Inc. (a)(b)	238,265	864,902
Arlo Technologies, Inc. (a)	999,918	15,158,757
Badger Meter, Inc.	308,084	63,514,597
Bel Fuse, Inc.:
Class A (b)	17,227	1,615,031
Class B (non-vtg.)	109,946	8,165,689
Belden, Inc.	424,719	39,367,204
Benchmark Electronics, Inc.	375,677	17,983,658
Climb Global Solutions, Inc.	44,607	3,185,832
CTS Corp.	319,985	15,640,867
Daktronics, Inc. (a)(b)	390,340	5,847,293
ePlus, Inc. (a)	276,367	25,403,655
Evolv Technologies Holdings, Inc. (a)(b)	1,370,203	4,754,604
Fabrinet (a)	382,861	84,443,822
FARO Technologies, Inc. (a)	185,690	3,175,299
Insight Enterprises, Inc. (a)(b)	292,504	65,667,148
Iteris, Inc. (a)	438,857	2,154,788
Itron, Inc. (a)	481,920	49,849,805
Kimball Electronics, Inc. (a)	253,239	6,001,764
Knowles Corp. (a)	922,601	16,855,920
Lightwave Logic, Inc. (a)(b)	1,255,144	4,342,798
Methode Electronics, Inc.	353,024	4,469,284
MicroVision, Inc. (a)(b)	2,148,807	2,299,223
Mirion Technologies, Inc. Class A (a)	2,101,216	22,146,817
Napco Security Technologies, Inc.	370,439	20,674,201
nLIGHT, Inc. (a)(b)	482,761	5,826,925
Novanta, Inc. (a)(b)	376,458	68,206,660
OSI Systems, Inc. (a)(b)	169,675	25,108,507
Ouster, Inc. Class A (a)	455,447	5,980,019
Par Technology Corp. (a)(b)	354,211	17,937,245
PC Connection, Inc.	121,795	8,716,868
Plexus Corp. (a)	284,594	36,476,413
Powerfleet, Inc. (a)(b)	955,102	4,326,612
Richardson Electronics Ltd.	128,975	1,543,831
Rogers Corp. (a)	196,628	24,024,009
Sanmina Corp. (a)	574,905	43,307,594
ScanSource, Inc. (a)	263,322	13,705,910
Smartrent, Inc. (a)(b)	2,028,734	3,732,871
TTM Technologies, Inc. (a)	1,060,850	20,559,273
Vishay Intertechnology, Inc. (b)	1,321,470	32,124,936
Vishay Precision Group, Inc. (a)	124,578	4,271,780
		846,521,352
IT Services - 0.7%
Applied Digital Corp. (a)(b)	1,036,246	5,036,156
ASGN, Inc. (a)	473,093	44,787,714
Backblaze, Inc. Class A (a)	420,838	2,785,948
BigBear.ai Holdings, Inc. (a)(b)	1,069,609	1,615,110
BigCommerce Holdings, Inc. (a)(b)	734,168	5,946,761
Core Scientific, Inc. (b)	1,871,567	18,247,778
Couchbase, Inc. (a)	410,799	7,883,233
Digitalocean Holdings, Inc. (a)(b)	688,549	22,811,628
Fastly, Inc. Class A (a)(b)	1,352,120	10,952,172
Grid Dynamics Holdings, Inc. (a)	607,265	7,833,719
Hackett Group, Inc.	266,423	7,268,019
Information Services Group, Inc.	358,508	1,244,023
Perficient, Inc. (a)	364,631	27,496,824
Rackspace Technology, Inc. (a)(b)	704,632	1,648,839
Squarespace, Inc. Class A (a)	636,482	28,126,140
Thoughtworks Holding, Inc. (a)	1,044,270	3,634,060
Tucows, Inc. (a)(b)	82,145	2,067,590
Unisys Corp. (a)	690,986	3,289,093
		202,674,807
Semiconductors & Semiconductor Equipment - 2.3%
ACM Research, Inc. Class A, (a)	535,855	9,618,597
AEHR Test Systems (a)(b)	290,414	5,480,112
Alpha & Omega Semiconductor Ltd. (a)	243,114	10,064,920
Ambarella, Inc. (a)	396,813	20,888,236
Axcelis Technologies, Inc. (a)	341,882	43,196,791
CEVA, Inc. (a)(b)	243,682	4,885,824
Cohu, Inc. (a)	484,158	15,488,214
Credo Technology Group Holding Ltd. (a)	1,337,383	37,112,378
Diodes, Inc. (a)	477,539	37,343,550
Everspin Technologies, Inc. (a)	195,315	1,212,906
FormFactor, Inc. (a)	812,992	43,543,852
GCT Semiconductor Holding, Inc. (b)	78,107	367,103
Ichor Holdings Ltd. (a)	341,192	11,600,528
Impinj, Inc. (a)	237,264	37,793,783
indie Semiconductor, Inc. (a)(b)	1,724,083	10,310,016
Kulicke & Soffa Industries, Inc.	574,408	27,094,825
MaxLinear, Inc. Class A (a)	828,493	11,714,891
Navitas Semiconductor Corp. Class A (a)(b)	1,327,761	4,925,993
NVE Corp.	50,531	4,512,418
PDF Solutions, Inc. (a)	327,657	11,497,484
Photronics, Inc. (a)	647,762	16,459,632
Power Integrations, Inc.	592,739	43,293,657
QuickLogic Corp. (a)(b)	145,500	1,571,400
Rambus, Inc. (a)	1,142,824	58,786,867
Rigetti Computing, Inc. Class A (a)(b)	1,481,071	1,525,503
Semtech Corp. (a)(b)	678,174	21,511,679
Silicon Laboratories, Inc. (a)	332,280	39,916,796
SiTime Corp. (a)	192,885	27,380,026
SkyWater Technology, Inc. (a)(b)	287,616	2,128,358
SMART Global Holdings, Inc. (a)(b)	539,322	12,620,135
Synaptics, Inc. (a)	407,965	35,623,504
Ultra Clean Holdings, Inc. (a)	464,874	20,110,449
Veeco Instruments, Inc. (a)(b)	585,188	24,232,635
		653,813,062
Software - 5.8%
8x8, Inc. (a)(b)	1,225,489	3,774,506
A10 Networks, Inc.	744,933	9,751,173
ACI Worldwide, Inc. (a)	1,108,340	47,913,538
Adeia, Inc. (b)	1,141,999	13,418,488
Agilysys, Inc. (a)	232,463	26,056,778
Airship AI Holdings, Inc. Class A (a)(b)	29,488	117,362
Alarm.com Holdings, Inc. (a)	506,097	35,705,143
Alkami Technology, Inc. (a)	465,204	15,226,127
Altair Engineering, Inc. Class A (a)	600,647	53,073,169
American Software, Inc. Class A	331,177	3,623,076
Amplitude, Inc. Class A, (a)(b)	802,420	6,868,715
Appian Corp. Class A (a)(b)	421,918	15,585,651
Arteris, Inc. (a)	292,207	2,393,175
Asana, Inc. (a)(b)	833,431	12,126,421
AudioEye, Inc. (a)(b)	74,544	1,865,836
Aurora Innovation, Inc. Class A, (a)(b)	8,818,692	35,274,768
AvePoint, Inc. (a)	1,342,596	14,634,296
Bit Digital, Inc. (a)(b)	1,232,326	4,695,162
Blackbaud, Inc. (a)	433,218	34,388,845
BlackLine, Inc. (a)	605,124	28,755,492
Blend Labs, Inc. (a)(b)	2,425,467	6,718,544
Box, Inc. Class A (a)	1,475,762	41,498,427
Braze, Inc. (a)	551,047	24,279,131
C3.ai, Inc. (a)(b)	868,224	23,224,992
Cerence, Inc. (a)(b)	423,999	1,348,317
Cipher Mining, Inc. (a)(b)	1,813,366	9,483,904
Cleanspark, Inc. (a)(b)	2,325,590	37,209,440
Clear Secure, Inc.	923,758	19,722,233
Clearwater Analytics Holdings, Inc. (a)	1,470,540	28,749,057
CommVault Systems, Inc. (a)	458,828	70,131,860
Consensus Cloud Solutions, Inc. (a)	187,773	3,999,565
CS Disco, Inc. (a)(b)	310,400	1,918,272
D-Wave Quantum, Inc. (a)(b)	913,301	913,301
Daily Journal Corp. (a)(b)	14,642	6,817,315
Dave, Inc. (a)(b)	82,535	3,000,973
Digimarc Corp. (a)(b)	159,884	5,114,689
Digital Turbine, Inc. (a)	993,357	2,364,190
Domo, Inc. Class B (a)	352,299	2,945,220
E2open Parent Holdings, Inc. (a)(b)	1,787,856	8,349,288
eGain Communications Corp. (a)	210,007	1,522,551
Enfusion, Inc. Class A (a)(b)	508,949	4,824,837
Envestnet, Inc. (a)	531,334	32,932,081
EverCommerce, Inc. (a)(b)	228,983	2,761,535
Freshworks, Inc. (a)	2,137,593	26,719,913
Hut 8 Mining Corp. (a)(b)	841,341	12,317,232
Ilearningengines Holdings, Inc. Class A (a)(b)	307,914	2,546,449
Instructure Holdings, Inc. (a)(b)	232,556	5,432,508
Intapp, Inc. (a)	410,647	14,713,482
InterDigital, Inc. (b)	265,924	32,644,830
Jamf Holding Corp. (a)	778,415	14,252,779
Kaltura, Inc. (a)	970,069	1,290,192
Liveramp Holdings, Inc. (a)	684,384	20,723,148
Marathon Digital Holdings, Inc. (a)(b)	2,868,250	56,418,478
Matterport, Inc. Class A (a)	2,760,897	12,258,383
MeridianLink, Inc. (a)(b)	283,622	6,701,988
Mitek Systems, Inc. (a)(b)	487,178	6,484,339
N-able, Inc. (a)(b)	750,889	10,467,393
NCR Voyix Corp. (a)	1,519,161	22,407,625
Nextnav, Inc. Class A (a)(b)	791,064	6,573,742
Olo, Inc. Class A (a)	1,103,493	5,274,697
ON24, Inc. (a)	284,069	1,866,333
Onespan, Inc. (a)(b)	399,144	5,907,331
Ooma, Inc. (a)(b)	258,745	2,690,948
Pagaya Technologies Ltd. Class A (a)	424,737	6,320,087
Pagerduty, Inc. (a)(b)	936,532	19,601,615
Porch Group, Inc. (a)(b)	816,742	1,674,321
PowerSchool Holdings, Inc. Class A (a)(b)	626,211	14,127,320
Prairie Operating Co. (a)(b)	43,792	422,593
Progress Software Corp.	449,590	26,256,056
PROS Holdings, Inc. (a)	478,637	11,535,152
Q2 Holdings, Inc. (a)	619,057	41,767,776
Qualys, Inc. (a)	389,418	58,077,801
Rapid7, Inc. (a)	649,113	25,536,105
Red Violet, Inc. (a)(b)	117,076	3,015,878
Rekor Systems, Inc. (a)(b)	743,003	1,352,265
Repositrak, Inc. (b)	126,029	2,408,414
Rimini Street, Inc. (a)(b)	557,708	1,238,112
Riot Platforms, Inc. (a)(b)	2,847,677	29,017,829
Roadzen, Inc. (a)	153,902	237,009
Sapiens International Corp. NV	324,761	12,633,203
Semrush Holdings, Inc. (a)	385,494	5,682,182
SolarWinds, Inc.	568,957	6,787,657
SoundHound AI, Inc. (a)(b)	2,980,254	15,169,493
SoundThinking, Inc. (a)	103,726	1,603,604
Sprinklr, Inc. (a)(b)	1,082,902	10,644,927
Sprout Social, Inc. (a)(b)	518,639	20,263,226
SPS Commerce, Inc. (a)	390,808	84,187,859
Telos Corp. (a)	592,862	2,549,307
Tenable Holdings, Inc. (a)	1,236,711	56,789,769
TeraWulf, Inc. (a)	2,416,721	10,053,559
Varonis Systems, Inc. (a)	1,157,727	63,825,490
Verint Systems, Inc. (a)	648,756	23,446,042
Vertex, Inc. Class A (a)	570,630	22,625,480
Viant Technology, Inc. (a)	165,000	1,918,950
Weave Communications, Inc. (a)	413,710	4,137,100
Workiva, Inc. (a)	528,490	38,986,707
Xperi, Inc. (a)	472,048	3,856,632
Yext, Inc. (a)	1,099,133	6,331,006
Zeta Global Holdings Corp. (a)	1,727,905	37,011,725
Zuora, Inc. (a)	1,358,149	12,318,411
		1,656,179,895
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure, Inc. (b)	181,163	1,476,478
Corsair Gaming, Inc. (a)(b)	463,511	3,805,425
CPI Card Group (a)	52,019	1,525,717
Diebold Nixdorf, Inc.	265,664	11,569,667
Eastman Kodak Co. (a)(b)	637,299	3,702,707
Immersion Corp.	319,673	4,082,224
IonQ, Inc. (a)(b)	2,086,555	17,005,423
Turtle Beach Corp. (a)	179,600	2,598,812
Xerox Holdings Corp. (b)	1,219,067	13,123,256
		58,889,709
TOTAL INFORMATION TECHNOLOGY		3,593,387,808
MATERIALS - 4.5%
Chemicals - 1.9%
AdvanSix, Inc.	265,490	7,425,755
American Vanguard Corp.	259,340	2,494,851
Arcadium Lithium PLC (b)	11,359,603	36,123,538
Arq, Inc. (a)(b)	261,677	1,711,368
ASP Isotopes, Inc. (a)(b)	421,348	1,116,572
Aspen Aerogels, Inc. (a)	612,804	12,507,330
Avient Corp.	946,162	42,804,369
Balchem Corp.	338,824	60,127,707
Cabot Corp.	569,045	57,069,523
Core Molding Technologies, Inc. (a)	77,161	1,423,620
Danimer Scientific, Inc. warrants 7/15/25 (a)	286,623	21,497
Ecovyst, Inc. (a)(b)	1,210,375	11,546,978
H.B. Fuller Co.	572,779	49,373,550
Hawkins, Inc.	203,339	21,126,922
Ingevity Corp. (a)	380,425	17,457,703
Innospec, Inc.	261,774	34,329,042
Intrepid Potash, Inc. (a)	113,119	2,951,275
Koppers Holdings, Inc.	212,685	8,658,406
Kronos Worldwide, Inc.	232,033	2,775,115
LSB Industries, Inc. (a)(b)	554,120	5,048,033
Mativ, Inc.	565,514	10,795,662
Minerals Technologies, Inc.	336,421	26,368,678
Northern Technologies International Corp.	82,624	1,088,158
Orion SA	600,760	14,790,711
Perimeter Solutions SA (a)	1,406,194	13,626,020
PureCycle Technologies, Inc. (a)(b)	1,292,276	9,963,448
Quaker Chemical Corp.	146,476	26,595,647
Rayonier Advanced Materials, Inc. (a)	670,514	4,458,918
Sensient Technologies Corp.	441,236	34,438,470
Stepan Co.	222,823	18,857,510
Tronox Holdings PLC	1,245,142	20,121,495
Valhi, Inc. (b)	24,521	517,393
		557,715,264
Construction Materials - 0.4%
Knife River Holding Co. (a)	597,346	47,500,954
Smith-Midland Corp. (a)(b)	47,203	1,638,888
Summit Materials, Inc. (a)	1,270,146	53,066,700
United States Lime & Minerals, Inc.	111,796	9,508,250
		111,714,792
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	1,510,638	5,559,148
Greif, Inc.:
Class A	310,410	20,698,139
Class B	5,115	361,477
Myers Industries, Inc.	384,427	5,727,962
O-I Glass, Inc. (a)	1,620,779	21,653,607
Pactiv Evergreen, Inc.	428,161	5,626,036
Ranpak Holdings Corp. (A Shares) (a)	452,196	3,264,855
TriMas Corp.	425,321	10,454,390
		73,345,614
Metals & Mining - 1.8%
Alpha Metallurgical Resources	115,316	34,065,500
Arch Resources, Inc. Class A,	184,418	27,026,458
Caledonia Mining Corp. PLC	170,709	1,997,295
Carpenter Technology Corp.	499,333	72,837,705
Century Aluminum Co. (a)(b)	555,973	8,400,752
Coeur d'Alene Mines Corp. (a)	4,148,832	26,925,920
Commercial Metals Co.	1,212,789	72,888,619
Compass Minerals International, Inc. (b)	360,196	4,790,607
Constellium NV (a)	1,357,801	24,182,436
Contango ORE, Inc. (a)(b)	80,539	1,840,316
Critical Metals Corp. (b)	76,626	772,390
Dakota Gold Corp. (a)	667,353	1,588,300
Haynes International, Inc.	132,557	7,893,769
Hecla Mining Co.	6,064,474	35,052,660
i-80 Gold Corp. (a)(b)	2,679,445	2,813,417
Ivanhoe Electric, Inc. (a)(b)	875,895	8,688,878
Kaiser Aluminum Corp.	168,410	13,252,183
Lifezone Metals Ltd. (b)	382,497	3,017,901
Materion Corp.	216,209	26,038,050
Metallus, Inc. (a)(b)	449,608	10,080,211
Metals Acquisition Ltd. (a)	562,842	7,260,662
Novagold Resources, Inc. (a)(b)	2,543,344	12,157,184
Olympic Steel, Inc.	115,711	5,864,233
Perpetua Resources Corp. (a)	405,626	2,754,201
Piedmont Lithium, Inc. (a)(b)	189,116	1,894,942
Radius Recycling, Inc. Class A	274,244	4,969,301
Ramaco Resources, Inc.:
Class A (b)	256,312	3,485,843
Class B	85,667	1,001,447
Ryerson Holding Corp.	304,020	7,232,636
SSR Mining, Inc.	2,111,918	11,763,383
SunCoke Energy, Inc.	882,026	10,319,704
Tredegar Corp.	270,038	1,541,917
Universal Stainless & Alloy Products, Inc. (a)	92,155	3,457,656
Warrior Metropolitan Coal, Inc.	544,116	37,603,857
Worthington Steel, Inc.	341,456	13,613,851
		509,074,184
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	170,117	9,436,390
Glatfelter Corp. (a)	108,061	164,253
Sylvamo Corp.	369,318	27,222,430
		36,823,073
TOTAL MATERIALS		1,288,672,927
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	1,084,623	23,471,242
Alexander & Baldwin, Inc.	797,690	15,722,470
Alexanders, Inc.	23,865	5,782,490
Alpine Income Property Trust, Inc.	154,240	2,679,149
American Assets Trust, Inc.	527,329	13,984,765
American Healthcare (REIT), Inc.	690,311	11,003,557
Apartment Investment & Management Co. Class A (a)	1,499,949	13,289,548
Apple Hospitality (REIT), Inc.	2,433,099	35,985,534
Armada Hoffler Properties, Inc. Class A,	727,622	8,644,149
Braemar Hotels & Resorts, Inc.	704,570	2,501,224
Brandywine Realty Trust (SBI)	1,845,145	9,299,531
Broadstone Net Lease, Inc.	2,020,017	35,168,496
BRT Apartments Corp.	136,105	2,550,608
CareTrust (REIT), Inc.	1,438,091	38,770,933
CBL & Associates Properties, Inc.	250,754	6,461,931
Centerspace	160,012	11,173,638
Chatham Lodging Trust	539,135	4,738,997
City Office REIT, Inc.	426,056	2,577,639
Clipper Realty, Inc.	136,843	539,161
Community Healthcare Trust, Inc.	293,898	6,395,220
COPT Defense Properties (SBI)	1,196,572	34,664,691
CTO Realty Growth, Inc.	253,767	5,093,104
DiamondRock Hospitality Co.	2,253,791	18,548,700
Diversified Healthcare Trust (SBI)	2,301,726	7,687,765
Douglas Emmett, Inc.	1,711,641	27,540,304
Easterly Government Properties, Inc.	1,067,572	14,871,278
Elme Communities (SBI)	944,204	15,541,598
Empire State Realty Trust, Inc.	1,432,664	15,429,791
Equity Commonwealth (a)	1,116,931	22,751,884
Essential Properties Realty Trust, Inc.	1,867,642	55,263,527
Farmland Partners, Inc.	483,401	5,133,719
Four Corners Property Trust, Inc.	989,457	26,853,863
Franklin Street Properties Corp.	1,038,641	1,807,235
Getty Realty Corp. (b)	539,428	15,977,857
Gladstone Commercial Corp.	445,824	6,709,651
Gladstone Land Corp.	375,358	5,574,066
Global Medical REIT, Inc.	682,898	6,521,676
Global Net Lease, Inc.	2,147,940	18,687,078
Hudson Pacific Properties, Inc.	1,443,698	8,647,751
Independence Realty Trust, Inc.	2,398,383	44,729,843
Industrial Logistics Properties Trust	692,730	3,560,632
InvenTrust Properties Corp.	735,029	20,705,767
JBG SMITH Properties	948,725	15,511,654
Kite Realty Group Trust	2,303,516	56,804,705
LTC Properties, Inc.	467,269	16,686,176
LXP Industrial Trust (REIT)	3,092,455	31,852,287
National Health Investors, Inc.	445,749	33,368,770
Net Lease Office Properties	156,699	4,624,187
NETSTREIT Corp. (b)	807,137	13,293,546
NexPoint Diversified Real Estate Trust	369,312	2,337,745
NexPoint Residential Trust, Inc.	244,942	10,701,516
One Liberty Properties, Inc.	189,902	5,011,514
Orion Office (REIT), Inc.	615,328	2,492,078
Outfront Media, Inc.	1,564,838	25,381,672
Paramount Group, Inc.	1,961,585	10,278,705
Peakstone Realty Trust	388,326	5,273,467
Pebblebrook Hotel Trust	1,267,153	17,347,325
Phillips Edison & Co., Inc.	1,309,530	45,964,503
Piedmont Office Realty Trust, Inc. Class A	1,332,369	11,524,992
Plymouth Industrial REIT, Inc.	449,855	10,760,532
Postal Realty Trust, Inc. Class A	268,873	4,022,340
PotlatchDeltic Corp.	842,558	37,375,873
Retail Opportunity Investments Corp.	1,336,310	19,977,835
RLJ Lodging Trust	1,643,832	15,517,774
Ryman Hospitality Properties, Inc.	619,171	62,232,877
Sabra Health Care REIT, Inc.	2,451,747	39,791,854
Safehold, Inc.	551,369	12,758,679
Saul Centers, Inc.	119,063	4,708,942
Service Properties Trust	1,769,189	10,031,302
SITE Centers Corp.	2,027,959	31,331,967
SL Green Realty Corp.	702,954	46,844,855
Strawberry Fields (REIT), Inc. (b)	63,020	722,839
Summit Hotel Properties, Inc.	1,152,419	7,306,336
Sunstone Hotel Investors, Inc.	2,186,079	22,647,778
Tanger, Inc.	1,130,766	32,679,137
Terreno Realty Corp.	1,011,294	69,182,623
The Macerich Co.	2,286,372	36,604,816
UMH Properties, Inc.	694,986	12,342,951
Uniti Group, Inc. (b)	2,528,155	9,708,115
Universal Health Realty Income Trust (SBI)	143,053	6,115,516
Urban Edge Properties	1,282,861	26,042,078
Veris Residential, Inc.	837,966	13,164,446
Whitestone REIT	539,671	7,447,460
Xenia Hotels & Resorts, Inc.	1,094,682	15,194,186
		1,496,010,015
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	14,564	307,737
Anywhere Real Estate, Inc. (a)	1,022,889	4,828,036
Compass, Inc. (a)(b)	3,832,174	16,823,244
Cushman & Wakefield PLC (a)	2,407,589	31,563,492
Digitalbridge Group, Inc.	1,671,200	23,614,056
eXp World Holdings, Inc. (b)	850,801	12,217,502
Forestar Group, Inc. (a)	200,879	6,353,803
FRP Holdings, Inc. (a)	138,784	4,176,011
Kennedy-Wilson Holdings, Inc.	1,190,184	12,389,815
Marcus & Millichap, Inc.	248,703	9,851,126
Maui Land & Pineapple, Inc. (a)(b)	80,755	1,930,852
Newmark Group, Inc. Class A	1,443,004	18,730,192
Offerpad Solutions, Inc. Class A (a)(b)	105,226	467,203
Opendoor Technologies, Inc. Class A (a)(b)	6,504,716	15,090,941
RE/MAX Holdings, Inc. Class A	184,931	1,784,584
Redfin Corp. (a)(b)	1,229,956	10,011,842
Star Holdings (a)	125,647	1,689,952
Stratus Properties, Inc. (a)	56,382	1,557,271
Tejon Ranch Co. (a)	218,571	4,152,849
The Real Brokerage, Inc. (a)(b)	1,004,049	5,974,092
The RMR Group, Inc. Class A	169,628	4,400,150
The St. Joe Co.	380,802	23,487,867
Transcontinental Realty Investors, Inc. (a)	12,379	389,196
		211,791,813
TOTAL REAL ESTATE		1,707,801,828
UTILITIES - 2.8%
Electric Utilities - 0.8%
Allete, Inc.	609,578	39,317,781
Genie Energy Ltd. Class B	137,143	2,325,945
Hawaiian Electric Industries, Inc. (b)	1,164,943	19,291,456
MGE Energy, Inc. (b)	382,146	33,567,705
Otter Tail Corp.	434,414	42,103,405
PNM Resources, Inc.	941,796	39,159,878
Portland General Electric Co.	1,064,697	50,445,344
		226,211,514
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	1,261,655	49,078,380
Chesapeake Utilities Corp.	232,834	27,481,397
New Jersey Resources Corp.	1,031,351	48,215,659
Northwest Natural Holding Co.	399,817	15,984,684
ONE Gas, Inc.	591,940	41,216,782
RGC Resources, Inc.	88,472	1,991,505
Southwest Gas Holdings, Inc.	639,665	47,437,556
Spire, Inc.	569,461	37,920,408
		269,326,371
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	796,070	3,343,494
Montauk Renewables, Inc. (a)(b)	695,255	4,129,815
Ormat Technologies, Inc.	565,422	43,899,364
Sunnova Energy International, Inc. (a)(b)	1,138,944	8,052,334
		59,425,007
Multi-Utilities - 0.4%
Avista Corp.	824,453	32,302,069
Black Hills Corp.	720,557	42,548,891
NorthWestern Energy Corp.	649,032	34,898,451
Unitil Corp.	169,151	10,365,573
		120,114,984
Water Utilities - 0.4%
American States Water Co.	390,362	32,216,576
Cadiz, Inc. (a)(b)	446,406	1,660,630
California Water Service Group	608,165	32,512,501
Consolidated Water Co., Inc.	160,349	4,659,742
Global Water Resources, Inc.	121,633	1,572,715
Middlesex Water Co.	185,793	12,351,519
Pure Cycle Corp. (a)	215,442	2,369,862
SJW Group	339,137	20,555,094
York Water Co.	152,027	6,280,235
		114,178,874
TOTAL UTILITIES		789,256,750
TOTAL COMMON STOCKS (Cost $24,081,439,479)		28,262,667,382

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $12,384,016)	12,422,000	12,383,775

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	216,879,584	216,922,960
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,519,819,324	2,520,071,306
TOTAL MONEY MARKET FUNDS (Cost $2,736,976,303)		2,736,994,266

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $26,830,799,798)	31,012,045,423
NET OTHER ASSETS (LIABILITIES) - (8.7)% (h)	(2,484,205,333)
NET ASSETS - 100.0%	28,527,840,090

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,438	Sep 2024	277,078,700	19,524,929	19,524,929

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,383,775.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $2,633,109 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $671,669 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	158,694,779	1,172,746,888	1,114,517,160	2,563,784	(1,547)	-	216,922,960	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	3,076,083,364	1,398,115,700	1,954,127,758	9,419,644	-	-	2,520,071,306	11.5%
Total	3,234,778,143	2,570,862,588	3,068,644,918	11,983,428	(1,547)	-	2,736,994,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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